UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00945
Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Sep 30
Date of reporting period:
March 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus KAR Capital Growth Fund
Class A / PSTAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$59	1.20%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Capital Growth Fund
Class C / SSTFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$98	2.01%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Capital Growth Fund
Class I / PLXGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$48	0.98%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Capital Growth Fund
Class R6 / VCGRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$36	0.73%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$591,340
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	4%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	21%
Financials	15%
Communication Services	11%
Health Care	11%
Industrials	10%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Equity Income Fund
Class A / PDIAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$59	1.20%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Equity Income Fund
Class C / PGICX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$96	1.95%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Equity Income Fund
Class I / PXIIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$47	0.95%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Equity Income Fund
Class R6 / VECRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$45	0.91%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$118,844
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Staples	12%
Health Care	9%
Utilities	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Quality Dividend Fund
Class A / PPTAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class A / PPTAX	$68	1.36%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Quality Dividend Fund
Class C / PPTCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class C / PPTCX	$105	2.11%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Quality Dividend Fund
Class I / PIPTX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class I / PIPTX	$56	1.12%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Quality Dividend Fund
Class R6 / VGQRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class R6 / VGQRX	$40	0.80%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$31,226
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Financials	24%
Industrials	15%
Utilities	12%
Information Technology	9%
Health Care	8%
Communication Services	8%
Consumer Staples	6%
Other (includes securities lending collateral)	18%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Core Fund
Class A / VMACX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$58	1.20%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Core Fund
Class C / VMCCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$93	1.95%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Core Fund
Class I / VIMCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$46	0.95%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Core Fund
Class R6 / VRMCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$42	0.87%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,660,780
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	39%
Financials	28%
Information Technology	14%
Consumer Discretionary	10%
Health Care	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Growth Fund
Class A / PHSKX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$60	1.27%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Growth Fund
Class C / PSKCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$97	2.04%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Growth Fund
Class I / PICMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$49	1.04%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Mid-Cap Growth Fund
Class R6 / VRMGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$39	0.83%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,031,928
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Health Care	16%
Industrials	14%
Financials	9%
Consumer Staples	6%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Core Fund
Class A / PKSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$61	1.26%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Core Fund
Class C / PKSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$96	1.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Core Fund
Class I / PKSFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$48	1.00%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Core Fund
Class R6 / VSCRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$45	0.92%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,095,260
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	44%
Financials	27%
Health Care	6%
Consumer Discretionary	6%
Information Technology	5%
Communication Services	4%
Materials	4%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Growth Fund
Class A / PSGAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$65	1.37%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Growth Fund
Class C / PSGCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$99	2.10%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Growth Fund
Class I / PXSGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$53	1.11%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Growth Fund
Class R6 / VRSGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$47	1.00%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,225,273
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	36%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	12%
Industrials	11%
Health Care	3%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Value Fund
Class A / PQSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$59	1.21%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Value Fund
Class C / PQSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$97	1.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Value Fund
Class I / PXQSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$48	0.98%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Cap Value Fund
Class R6 / VQSRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$44	0.89%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$781,761
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	12%
Consumer Staples	6%
Health Care	6%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Core Fund
Class A / VKSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$59	1.23%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Core Fund
Class C / VKSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$96	1.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Core Fund
Class I / VKSIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$47	0.97%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Core Fund
Class R6 / VKSRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$43	0.89%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$2,090,533
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	29%
Consumer Discretionary	20%
Financials	19%
Information Technology	16%
Health Care	9%
Consumer Staples	3%
Short-Term Investment	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Growth Fund
Class A / VAKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$63	1.30%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Growth Fund
Class C / VCKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class C / VCKSX	$100	2.05%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Growth Fund
Class I / VIKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$51	1.05%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Growth Fund
Class R6 / VRKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$48	0.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$7,621
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	34%
Information Technology	19%
Financials	18%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Consumer Staples	4%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Value Fund
Class A / VKSDX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$57	1.17%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Value Fund
Class C / VKSEX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class C / VKSEX	$93	1.92%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Value Fund
Class I / VKSFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$45	0.92%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Small-Mid Cap Value Fund
Class R6 / VKSGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$40	0.82%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$5,894
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	39%
Financials	24%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Health Care	6%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Global Growth Fund
Class A / SGAAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$61	1.26%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Global Growth Fund
Class C / SGACX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$97	2.01%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Global Growth Fund
Class I / SGAPX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$49	1.01%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Global Growth Fund
Class R6 / SGARX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$44	0.91%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$237,938
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	36%
Financials	17%
Health Care	17%
Consumer Discretionary	15%
Communication Services	10%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Tactical Allocation Fund
Class A / NAINX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$49	0.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Tactical Allocation Fund
Class C / POICX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$87	1.75%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Tactical Allocation Fund
Class I / VTAIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$38	0.76%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Tactical Allocation Fund
Class R6 / VTARX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$30	0.60%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$616,787
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Common Stocks		62%
Information Technology	14%
Financials	10%
Industrials	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Financials	5%
Utilities	1%
Energy	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		17%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8174
Virtus KAR Capital Growth Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS EQUITY TRUST

March 31, 2025
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—11.3%
Meta Platforms, Inc. Class A	61,702	$ 35,562
Netflix, Inc.(1)	21,815	20,343
Trade Desk, Inc. (The) Class A(1)	196,028	10,727
		66,632

Consumer Discretionary—20.7%
Airbnb, Inc. Class A(1)	72,236	8,629
Amazon.com, Inc.(1)	190,431	36,231
Home Depot, Inc. (The)	27,090	9,928
Marriott International, Inc. Class A	68,504	16,318
MercadoLibre, Inc.(1)	6,406	12,497
NIKE, Inc. Class B	116,920	7,422
O’Reilly Automotive, Inc.(1)	15,062	21,578
Ross Stores, Inc.	75,784	9,685
		122,288

Financials—14.6%
Block, Inc. Class A(1)	103,213	5,608
Progressive Corp. (The)	77,603	21,962
S&P Global, Inc.	30,905	15,703
Visa, Inc. Class A	122,925	43,080
		86,353

Health Care—10.5%
Danaher Corp.	41,364	8,480
Eli Lilly & Co.	21,310	17,600
	Shares	Value

Health Care—continued
IDEXX Laboratories, Inc.(1)	10,382	$ 4,360
Intuitive Surgical, Inc.(1)	24,690	12,228
Mettler-Toledo International, Inc.(1)	3,473	4,101
Zoetis, Inc. Class A	91,894	15,131
		61,900

Industrials—10.4%
Equifax, Inc.	37,453	9,122
Fair Isaac Corp.(1)	15,272	28,164
Paycom Software, Inc.	29,562	6,459
Uber Technologies, Inc.(1)	247,746	18,051
		61,796

Information Technology—28.0%
Accenture plc Class A	34,089	10,637
Amphenol Corp. Class A	427,301	28,027
Cadence Design Systems, Inc.(1)	50,829	12,927
Gartner, Inc.(1)	19,617	8,234
NVIDIA Corp.	301,685	32,697
Roper Technologies, Inc.	23,721	13,985
ServiceNow, Inc.(1)	20,086	15,991
Shopify, Inc. Class A(1)	158,538	15,137
Snowflake, Inc. Class A(1)	95,840	14,008
Workday, Inc. Class A(1)	60,878	14,217
		165,860

	Shares	Value

Materials—2.1%
Ecolab, Inc.	48,040	$ 12,179
Real Estate—1.9%
CoStar Group, Inc.(1)	145,248	11,508
Total Common Stocks (Identified Cost $245,010)		588,516

Total Long-Term Investments—99.5% (Identified Cost $245,010)		588,516

TOTAL INVESTMENTS—99.5% (Identified Cost $245,010)		$588,516
Other assets and liabilities, net—0.5%		2,824
NET ASSETS—100.0%		$591,340

Abbreviations:
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$588,516	$588,516
Total Investments	$588,516	$588,516
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—2.2%
Verizon Communications, Inc.	56,966	$ 2,584
Consumer Discretionary—4.1%
Compass Group plc Sponsored ADR	67,935	2,257
TJX Cos., Inc. (The)	21,090	2,569
		4,826

Consumer Staples—11.5%
Coca-Cola Co. (The)	59,029	4,228
Kimberly-Clark Corp.	23,879	3,396
Procter & Gamble Co. (The)	13,763	2,345
Walmart, Inc.	41,678	3,659
		13,628

Energy—2.3%
TotalEnergies SE Sponsored ADR	43,018	2,783
Financials—17.9%
Broadridge Financial Solutions, Inc.	10,498	2,545
Marsh & McLennan Cos., Inc.	10,822	2,641
PNC Financial Services Group, Inc. (The)	28,476	5,005
Prudential Financial, Inc.	14,410	1,609
T. Rowe Price Group, Inc.	37,430	3,439
Zurich Insurance Group AG ADR	172,661	6,021
		21,260

Health Care—9.0%
AbbVie, Inc.	26,804	5,616
	Shares	Value

Health Care—continued
Gilead Sciences, Inc.	21,476	$ 2,407
Johnson & Johnson	6,139	1,018
Merck & Co., Inc.	19,009	1,706
		10,747

Industrials—16.6%
BAE Systems plc Sponsored ADR	48,870	4,019
Eaton Corp. plc	4,967	1,350
Fastenal Co.	30,999	2,404
Paychex, Inc.	20,816	3,212
Snap-on, Inc.	8,495	2,863
Trane Technologies plc	4,343	1,463
Watsco, Inc.	8,714	4,429
		19,740

Information Technology—15.2%
Amphenol Corp. Class A	25,855	1,696
Broadcom, Inc.	25,412	4,255
Cisco Systems, Inc.	57,553	3,552
International Business Machines Corp.	17,169	4,269
Microsoft Corp.	7,198	2,702
Texas Instruments, Inc.	8,632	1,551
		18,025

Materials—6.4%
Amcor plc	214,815	2,083
Eastman Chemical Co.	35,703	3,146
Linde plc	5,032	2,343
		7,572

Real Estate—4.4%
Getty Realty Corp.	61,173	1,908
	Shares	Value

Real Estate—continued
Lamar Advertising Co. Class A	29,375	$ 3,342
		5,250

Utilities—8.8%
Fortis, Inc.	130,231	5,936
Southern Co. (The)	49,923	4,590
		10,526

Total Common Stocks (Identified Cost $95,729)		116,941

Total Long-Term Investments—98.4% (Identified Cost $95,729)		116,941

TOTAL INVESTMENTS—98.4% (Identified Cost $95,729)		$116,941
Other assets and liabilities, net—1.6%		1,903
NET ASSETS—100.0%		$118,844

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings†
United States	80%
Switzerland	7
United Kingdom	5
Canada	5
France	3
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$116,941	$116,941
Total Investments	$116,941	$116,941
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—8.0%
Telenor ASA	70,449	$ 1,007
Verizon Communications, Inc.	32,596	1,478
		2,485

Consumer Discretionary—3.7%
Canadian Tire Corp., Ltd. Class A	10,962	1,139
Consumer Staples—6.4%
Coca-Cola Co. (The)	6,488	465
Coca-Cola Europacific Partners plc	6,134	534
Kimberly-Clark Corp.	3,218	457
Unilever plc	9,152	546
		2,002

Energy—2.9%
TotalEnergies SE	13,895	895
Financials—23.9%
Bank of Hawaii Corp.	6,234	430
IGM Financial, Inc.(1)	30,242	930
NN Group N.V.	14,342	798
PNC Financial Services Group, Inc. (The)	4,114	723
Royal Bank of Canada	5,384	607
Safety Insurance Group, Inc.	6,484	512
Singapore Exchange Ltd.	56,682	561
Sumitomo Mitsui Trust Group, Inc.	20,900	526
Tokio Marine Holdings, Inc.	20,960	815
Zurich Insurance Group AG	2,246	1,568
		7,470

Health Care—8.4%
AbbVie, Inc.	6,769	1,418
Johnson & Johnson	4,002	664
Pfizer, Inc.	20,797	527
		2,609

	Shares	Value

Industrials—15.1%
BAE Systems plc	53,339	$ 1,077
Computershare Ltd.	20,660	509
Deutsche Post AG	22,078	948
MSC Industrial Direct Co., Inc. Class A	9,529	740
Paychex, Inc.	5,706	880
SGS S.A. Registered Shares(1)	5,746	573
		4,727

Information Technology—9.1%
Broadcom, Inc.	2,119	355
Cisco Systems, Inc.	5,166	319
International Business Machines Corp.	7,137	1,774
Texas Instruments, Inc.	2,248	404
		2,852

Materials—5.7%
Amcor plc	112,716	1,093
Eastman Chemical Co.	7,728	681
		1,774

Real Estate—2.7%
Lamar Advertising Co. Class A	7,475	851
Utilities—12.1%
Fortis, Inc.	32,700	1,490
Southern Co. (The)	13,669	1,257
Terna - Rete Elettrica Nazionale	114,304	1,033
		3,780

Total Common Stocks (Identified Cost $24,123)		30,584

Total Long-Term Investments—98.0% (Identified Cost $24,123)		30,584

	Shares	Value

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(2)(3)	628,854	$ 629
Total Securities Lending Collateral (Identified Cost $629)		629

TOTAL INVESTMENTS—100.0% (Identified Cost $24,752)		$31,213
Other assets and liabilities, net—0.0%		13
NET ASSETS—100.0%		$31,226

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	47%
Canada	13
Switzerland	10
United Kingdom	7
Japan	4
Italy	3
Norway	3
Other	13
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$30,584	$19,728	$10,856
Securities Lending Collateral	629	629	—
Total Investments	$31,213	$20,357	$10,856
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Consumer Discretionary—10.1%
Domino’s Pizza, Inc.	178,397	$ 81,965
Pool Corp.	276,333	87,971
Ross Stores, Inc.	768,882	98,255
		268,191

Financials—27.2%
Berkley (W.R.) Corp.	1,090,815	77,622
Broadridge Financial Solutions, Inc.	342,698	83,091
Brown & Brown, Inc.	896,851	111,568
FactSet Research Systems, Inc.	165,938	75,442
Hamilton Lane, Inc. Class A	570,842	84,867
Houlihan Lokey, Inc. Class A	826,004	133,400
LPL Financial Holdings, Inc.	312,513	102,235
MSCI, Inc. Class A	101,519	57,409
		725,634

Health Care—9.1%
Align Technology, Inc.(1)	325,508	51,710
Cooper Cos., Inc. (The)(1)	1,184,634	99,924
	Shares	Value

Health Care—continued
West Pharmaceutical Services, Inc.	404,287	$ 90,512
		242,146

Industrials—38.7%
Allegion plc	554,798	72,379
AMETEK, Inc.	957,228	164,777
Equifax, Inc.	446,304	108,702
Exponent, Inc.	857,472	69,507
HEICO Corp. Class A	641,487	135,335
Lennox International, Inc.	135,993	76,269
Nordson Corp.	360,045	72,628
Old Dominion Freight Line, Inc.	290,266	48,025
Pentair plc	996,816	87,201
Verisk Analytics, Inc. Class A	292,164	86,954
Westinghouse Air Brake Technologies Corp.	594,587	107,828
		1,029,605

Information Technology—13.8%
Bentley Systems, Inc. Class B	1,831,045	72,033
Monolithic Power Systems, Inc.	171,157	99,267
	Shares	Value

Information Technology—continued
Teledyne Technologies, Inc.(1)	259,496	$ 129,154
Universal Display Corp.	477,644	66,622
		367,076

Total Common Stocks (Identified Cost $2,061,830)		2,632,652

Total Long-Term Investments—98.9% (Identified Cost $2,061,830)		2,632,652

TOTAL INVESTMENTS—98.9% (Identified Cost $2,061,830)		$2,632,652
Other assets and liabilities, net—1.1%		28,128
NET ASSETS—100.0%		$2,660,780

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,632,652	$2,632,652
Total Investments	$2,632,652	$2,632,652
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—2.3%
Trade Desk, Inc. (The) Class A(1)	424,981	$ 23,255
Consumer Discretionary—24.4%
Domino’s Pizza, Inc.	55,794	25,635
Global-e Online Ltd.(1)	837,206	29,846
MercadoLibre, Inc.(1)	23,366	45,584
Murphy USA, Inc.	35,623	16,736
On Holding AG Class A(1)	745,903	32,760
Pool Corp.	81,903	26,074
Rollins, Inc.	447,341	24,170
Ross Stores, Inc.	180,056	23,009
SiteOne Landscape Supply, Inc.(1)	124,205	15,083
TopBuild Corp.(1)	43,508	13,268
		252,165

Consumer Staples—6.0%
Celsius Holdings, Inc.(1)	1,206,460	42,974
Freshpet, Inc.(1)	227,299	18,905
		61,879

Financials—9.1%
Goosehead Insurance, Inc. Class A	422,294	49,856
Houlihan Lokey, Inc. Class A	127,077	20,523
Toast, Inc. Class A(1)	714,699	23,706
		94,085

	Shares	Value

Health Care—15.4%
HealthEquity, Inc.(1)	300,518	$ 26,557
IDEXX Laboratories, Inc.(1)	57,224	24,031
Insulet Corp.(1)	127,067	33,369
Mettler-Toledo International, Inc.(1)	23,752	28,049
West Pharmaceutical Services, Inc.	112,533	25,194
Zoetis, Inc. Class A	133,797	22,030
		159,230

Industrials—13.8%
Copart, Inc.(1)	416,332	23,560
Equifax, Inc.	144,049	35,085
Fair Isaac Corp.(1)	32,890	60,654
Paycom Software, Inc.	104,097	22,743
		142,042

Information Technology—26.1%
Amphenol Corp. Class A	824,769	54,097
Cloudflare, Inc. Class A(1)	386,029	43,502
Datadog, Inc. Class A(1)	198,686	19,712
Gartner, Inc.(1)	124,128	52,101
Monolithic Power Systems, Inc.	36,852	21,373
PTC, Inc.(1)	147,421	22,843
Roper Technologies, Inc.	31,305	18,457
Vertex, Inc. Class A(1)	1,075,651	37,658
		269,743

	Shares	Value

	Real Estate—2.5%
CoStar Group, Inc.(1)	317,887	$ 25,186
	Total Common Stocks (Identified Cost $608,756)	1,027,585

	Total Long-Term Investments—99.6% (Identified Cost $608,756)	1,027,585

	TOTAL INVESTMENTS—99.6% (Identified Cost $608,756)	$1,027,585
	Other assets and liabilities, net—0.4%	4,343
	NET ASSETS—100.0%	$1,031,928

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
Brazil	4
Switzerland	3
Israel	3
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,027,585	$1,027,585
Total Investments	$1,027,585	$1,027,585
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—93.3%
Communication Services—4.1%
Rightmove plc	9,575,590	$ 85,253
Consumer Discretionary—5.9%
Acushnet Holdings Corp.	1,294,401	88,873
LCI Industries	389,020	34,012
		122,885

Financials—26.4%
Artisan Partners Asset Management, Inc. Class A	1,280,387	50,063
BancFirst Corp.	411,429	45,204
FactSet Research Systems, Inc.	125,640	57,121
First Hawaiian, Inc.	2,589,755	63,294
Jack Henry & Associates, Inc.	317,223	57,925
Moelis & Co. Class A	1,249,917	72,945
Primerica, Inc.	494,287	140,639
RLI Corp.	825,588	66,319
		553,510

Health Care—5.9%
CorVel Corp.(1)	1,115,040	124,851
Industrials—42.9%
Donaldson Co., Inc.	637,338	42,740
EMCOR Group, Inc.	241,407	89,231
FTI Consulting, Inc.(1)	609,294	99,973
Graco, Inc.	905,110	75,586
	Shares	Value

Industrials—continued
Kadant, Inc.	245,690	$ 82,775
Kforce, Inc.	436,052	21,319
Landstar System, Inc.	581,532	87,346
RBC Bearings, Inc.(1)	244,437	78,653
Simpson Manufacturing Co., Inc.	817,497	128,412
Toro Co. (The)	1,397,589	101,675
Watts Water Technologies, Inc. Class A	444,500	90,642
		898,352

Information Technology—4.4%
Clearwater Analytics Holdings, Inc. Class A (1)	1,936,525	51,899
Manhattan Associates, Inc.(1)	238,386	41,250
		93,149

Materials—3.7%
UFP Industries, Inc.	723,745	77,470
Total Common Stocks (Identified Cost $1,088,295)		1,955,470

Total Long-Term Investments—93.3% (Identified Cost $1,088,295)		1,955,470

	Shares	Value

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(2)	86,559,528	$ 86,560
Total Short-Term Investment (Identified Cost $86,560)		86,560

TOTAL INVESTMENTS—97.5% (Identified Cost $1,174,855)		$2,042,030
Other assets and liabilities, net—2.5%		53,230
NET ASSETS—100.0%		$2,095,260

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,955,470	$1,870,217	$85,253
Money Market Mutual Fund	86,560	86,560	—
Total Investments	$2,042,030	$1,956,777	$85,253
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—11.9%
Auto Trader Group plc	14,773,364	$ 142,853
Rightmove plc	13,743,392	122,359
		265,212

Consumer Discretionary—12.9%
Dream Finders Homes, Inc. Class A(1)(2)	3,615,593	81,568
Fox Factory Holding Corp.(2)	278,339	6,496
Holley, Inc.(2)	5,265,070	13,531
Ollie’s Bargain Outlet Holdings, Inc.(2)	872,885	101,569
Revolve Group, Inc. Class A(1)(2)	2,745,201	58,994
Smith Douglas Homes Corp. Class A(1)(2)	1,293,950	25,258
		287,416

Consumer Staples—1.0%
PriceSmart, Inc.	263,298	23,131
Financials—34.8%
FactSet Research Systems, Inc.	52,589	23,909
Goosehead Insurance, Inc. Class A	1,142,115	134,838
Kinsale Capital Group, Inc.	175,613	85,473
Morningstar, Inc.	570,290	171,012
Ryan Specialty Holdings, Inc. Class A	1,839,687	135,898
ServisFirst Bancshares, Inc.	1,612,065	133,156
Triumph Financial, Inc.(1)(2)	1,572,659	90,900
		775,186

	Shares	Value

Health Care—3.2%
National Research Corp.(1)	2,008,009	$ 25,703
U.S. Physical Therapy, Inc.	625,582	45,267
		70,970

Industrials—10.4%
AAON, Inc.	1,019,537	79,657
Enerpac Tool Group Corp. Class A(1)	2,832,438	127,063
Omega Flex, Inc.(1)	688,650	23,951
		230,671

Information Technology—22.4%
Appfolio, Inc. Class A(2)	471,321	103,643
Endava plc Sponsored ADR(1)(2)	3,910,136	76,287
nCino, Inc.(2)	3,395,438	93,273
Novanta, Inc.(2)	303,500	38,808
NVE Corp.	158,690	10,115
Onestream, Inc. Class A(1)(2)	4,375,473	93,373
SPS Commerce, Inc.(2)	617,418	81,950
		497,449

Total Common Stocks (Identified Cost $1,638,688)		2,150,035

Total Long-Term Investments—96.6% (Identified Cost $1,638,688)		2,150,035

TOTAL INVESTMENTS—96.6% (Identified Cost $1,638,688)		$2,150,035
Other assets and liabilities, net—3.4%		75,238
NET ASSETS—100.0%		$2,225,273
Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	84%
United Kingdom	16
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$2,150,035	$1,884,823	$265,212
Total Investments	$2,150,035	$1,884,823	$265,212
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Consumer Discretionary—11.9%
Cheesecake Factory, Inc. (The)	639,467	$ 31,117
Choice Hotels International, Inc.	179,518	23,836
SiteOne Landscape Supply, Inc.(1)	159,817	19,408
Thor Industries, Inc.	246,823	18,712
		93,073

Consumer Staples—5.7%
National Beverage Corp.	470,333	19,538
WD-40 Co.	102,107	24,914
		44,452

Financials—26.6%
Bank of Hawaii Corp.	406,862	28,061
EVERTEC, Inc.	716,827	26,358
First Financial Bankshares, Inc.	441,444	15,857
Houlihan Lokey, Inc. Class A	243,050	39,253
Jack Henry & Associates, Inc.	75,623	13,809
Primerica, Inc.	130,696	37,187
RLI Corp.	308,382	24,772
Stock Yards Bancorp, Inc.	327,793	22,637
		207,934

Health Care—5.6%
Azenta, Inc.(1)	439,753	15,233
Prestige Consumer Healthcare, Inc.(1)	331,258	28,478
		43,711

	Shares	Value

Industrials—36.1%
Albany International Corp. Class A	201,209	$ 13,891
Armstrong World Industries, Inc.	255,124	35,942
Construction Partners, Inc. Class A(1)	544,578	39,139
CSW Industrials, Inc.	67,897	19,793
Hillman Solutions Corp.(1)	3,008,705	26,447
JBT Marel Corp.	238,526	29,148
Landstar System, Inc.	149,494	22,454
RBC Bearings, Inc.(1)	93,576	30,110
UniFirst Corp.	125,052	21,759
Watsco, Inc.	85,884	43,655
		282,338

Information Technology—1.4%
Badger Meter, Inc.	59,034	11,231
Materials—4.0%
HB Fuller Co.	443,344	24,880
Scotts Miracle-Gro Co. (The)	122,320	6,714
		31,594

Real Estate—3.0%
Getty Realty Corp.	748,372	23,334
Total Common Stocks (Identified Cost $423,296)		737,667

Total Long-Term Investments—94.3% (Identified Cost $423,296)		737,667

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(2)	20,010,996	$ 20,011
Total Short-Term Investment (Identified Cost $20,011)		20,011

TOTAL INVESTMENTS—96.9% (Identified Cost $443,307)		$757,678
Other assets and liabilities, net—3.1%		24,083
NET ASSETS—100.0%		$781,761

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$737,667	$737,667
Money Market Mutual Fund	20,011	20,011
Total Investments	$757,678	$757,678
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—94.0%
Consumer Discretionary—20.1%
Bright Horizons Family Solutions, Inc.(1)	469,317	$ 59,622
Choice Hotels International, Inc.	469,225	62,304
Ollie’s Bargain Outlet Holdings, Inc.(1)	477,122	55,518
Pool Corp.	233,956	74,480
Rollins, Inc.	1,412,692	76,328
SiteOne Landscape Supply, Inc.(1)	339,061	41,175
Thor Industries, Inc.	662,727	50,241
		419,668

Consumer Staples—3.2%
BJ’s Wholesale Club Holdings, Inc.(1)	594,051	67,781
Financials—18.3%
Berkley (W.R.) Corp.	1,380,373	98,227
Hamilton Lane, Inc. Class A	287,057	42,677
Interactive Brokers Group, Inc. Class A	473,625	78,428
Jack Henry & Associates, Inc.	370,964	67,738
LPL Financial Holdings, Inc.	296,357	96,950
		384,020

Health Care—8.4%
Charles River Laboratories International, Inc.(1)	306,210	46,091
Chemed Corp.	88,114	54,218
	Shares	Value

Health Care—continued
Cooper Cos., Inc. (The)(1)	891,398	$ 75,189
		175,498

Industrials—28.8%
Allegion plc	573,877	74,868
Equifax, Inc.	289,973	70,626
Exponent, Inc.	499,660	40,502
Fair Isaac Corp.(1)	19,432	35,836
Lennox International, Inc.	124,832	70,009
Nordson Corp.	308,599	62,251
Saia, Inc.(1)	180,471	63,062
UL Solutions, Inc. Class A	590,209	33,288
Watsco, Inc.	170,486	86,658
Zurn Elkay Water Solutions Corp.	1,958,903	64,605
		601,705

Information Technology—15.2%
Bentley Systems, Inc. Class B	1,897,287	74,639
ServiceTitan, Inc. Class A(1)	342,695	32,594
Teledyne Technologies, Inc.(1)	147,446	73,386
Universal Display Corp.	552,826	77,108
Zebra Technologies Corp. Class A(1)	212,306	59,989
		317,716

Total Common Stocks (Identified Cost $1,663,823)		1,966,388

Total Long-Term Investments—94.0% (Identified Cost $1,663,823)		1,966,388

	Shares	Value

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(2)	87,545,295	$ 87,545
Total Short-Term Investment (Identified Cost $87,545)		87,545

TOTAL INVESTMENTS—98.2% (Identified Cost $1,751,368)		$2,053,933
Other assets and liabilities, net—1.8%		36,600
NET ASSETS—100.0%		$2,090,533

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,966,388	$1,966,388
Money Market Mutual Fund	87,545	87,545
Total Investments	$2,053,933	$2,053,933
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—94.6%
Communication Services—4.9%
Rightmove plc Unsponsored ADR	21,319	$ 377
Consumer Discretionary—7.0%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,595	302
Pool Corp.	723	230
		532

Consumer Staples—3.5%
Celsius Holdings, Inc.(1)	7,491	267
Financials—16.8%
FactSet Research Systems, Inc.	572	260
Jack Henry & Associates, Inc.	1,275	233
Moelis & Co. Class A	4,085	239
Ryan Specialty Holdings, Inc. Class A	7,447	550
		1,282

Health Care—11.9%
Certara, Inc.(1)	13,907	138
HealthEquity, Inc.(1)	3,530	312
LeMaitre Vascular, Inc.	2,661	223
	Shares	Value

Health Care—continued
West Pharmaceutical Services, Inc.	1,028	$ 230
		903

Industrials—32.5%
AAON, Inc.	3,246	254
Advanced Drainage Systems, Inc.	1,591	173
Enerpac Tool Group Corp. Class A	5,622	252
Fair Isaac Corp.(1)	149	275
HEICO Corp. Class A	2,210	466
Saia, Inc.(1)	627	219
Simpson Manufacturing Co., Inc.	1,503	236
TransUnion	2,220	184
UL Solutions, Inc. Class A	2,055	116
Verisk Analytics, Inc. Class A	1,018	303
		2,478

Information Technology—18.0%
Bentley Systems, Inc. Class B	6,176	243
Descartes Systems Group, Inc. (The)(1)	2,281	230
nCino, Inc.(1)	8,830	242
	Shares	Value

Information Technology—continued
Teledyne Technologies, Inc.(1)	602	$ 300
Tyler Technologies, Inc.(1)	614	357
		1,372

Total Common Stocks (Identified Cost $5,807)		7,211

Total Long-Term Investments—94.6% (Identified Cost $5,807)		7,211

TOTAL INVESTMENTS—94.6% (Identified Cost $5,807)		$7,211
Other assets and liabilities, net—5.4%		410
NET ASSETS—100.0%		$7,621

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,211	$7,211
Total Investments	$7,211	$7,211
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Consumer Discretionary—7.5%
Gentex Corp.	7,525	$ 176
Pool Corp.	462	147
Thor Industries, Inc.	1,559	118
		441

Consumer Staples—9.6%
BJ’s Wholesale Club Holdings, Inc.(1)	2,072	236
National Beverage Corp.	3,351	139
WD-40 Co.	778	190
		565

Financials—23.0%
Bank of Hawaii Corp.	2,230	154
Berkley (W.R.) Corp.	3,868	275
Broadridge Financial Solutions, Inc.	1,000	243
Houlihan Lokey, Inc. Class A	1,091	176
Jack Henry & Associates, Inc.	1,251	228
LPL Financial Holdings, Inc.	862	282
		1,358

Health Care—5.5%
CorVel Corp.(1)	1,795	201
	Shares	Value

Health Care—continued
Prestige Consumer Healthcare, Inc.(1)	1,416	$ 122
		323

Industrials—37.9%
Armstrong World Industries, Inc.	1,436	202
CACI International, Inc. Class A(1)	547	201
Graco, Inc.	2,553	213
JBT Marel Corp.	1,059	129
Kadant, Inc.	612	206
Landstar System, Inc.	1,133	170
Lennox International, Inc.	402	226
RBC Bearings, Inc.(1)	706	227
Toro Co. (The)	3,081	224
TransUnion	3,322	276
Zurn Elkay Water Solutions Corp.	4,884	161
		2,235

Information Technology—5.6%
Dolby Laboratories, Inc. Class A	1,654	133
Zebra Technologies Corp. Class A(1)	702	198
		331

	Shares	Value

Materials—3.8%
HB Fuller Co.	3,046	$ 171
Scotts Miracle-Gro Co. (The)	959	53
		224

Real Estate—2.9%
Lamar Advertising Co. Class A	1,486	169
Total Common Stocks (Identified Cost $4,724)		5,646

Total Long-Term Investments—95.8% (Identified Cost $4,724)		5,646

TOTAL INVESTMENTS—95.8% (Identified Cost $4,724)		$5,646
Other assets and liabilities, net—4.2%		248
NET ASSETS—100.0%		$5,894

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,646	$5,646
Total Investments	$5,646	$5,646
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—9.5%
Alphabet, Inc. Class C	37,183	$ 5,809
Meta Platforms, Inc. Class A	16,491	9,505
Universal Music Group N.V.	264,795	7,312
		22,626

Consumer Discretionary—14.4%
Amazon.com, Inc.(1)	77,339	14,714
LVMH Moet Hennessy Louis Vuitton SE	9,096	5,633
MercadoLibre, Inc.(1)	3,869	7,548
Yum! Brands, Inc.	40,429	6,362
		34,257

Financials—17.3%
AIA Group Ltd.	672,823	5,093
Aon plc Class A	14,785	5,901
HDFC Bank Ltd. ADR	141,959	9,432
S&P Global, Inc.	16,424	8,345
Visa, Inc. Class A	35,300	12,371
		41,142

Health Care—17.2%
Alcon AG	74,597	7,081
Danaher Corp.	29,082	5,962
ICON plc ADR(1)	27,322	4,781
Novo Nordisk A/S Class B	93,218	6,374
STERIS plc	31,458	7,130
UnitedHealth Group, Inc.	18,574	9,728
		41,056

	Shares	Value

Industrials—5.2%
Canadian Pacific Kansas City Ltd.	87,981	$ 6,177
Experian plc	132,354	6,133
		12,310

Information Technology—35.3%
Apple, Inc.	28,631	6,360
ARM Holdings plc ADR(1)	41,590	4,441
Infosys Ltd. Sponsored ADR	377,896	6,897
Intuit, Inc.	17,161	10,537
Microsoft Corp.	35,948	13,494
NVIDIA Corp.	69,828	7,568
Salesforce, Inc.	22,112	5,934
ServiceNow, Inc.(1)	7,826	6,231
Synopsys, Inc.(1)	19,395	8,317
Taiwan Semiconductor Manufacturing Co., Ltd.	298,754	8,414
Workday, Inc. Class A(1)	25,012	5,841
		84,034

Total Common Stocks (Identified Cost $177,688)		235,425

Total Long-Term Investments—98.9% (Identified Cost $177,688)		235,425

TOTAL INVESTMENTS—98.9% (Identified Cost $177,688)		$235,425
Other assets and liabilities, net—1.1%		2,513
NET ASSETS—100.0%		$237,938
Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	61%
India	7
Ireland	5
United Kingdom	4
Taiwan	4
Argentina	3
Netherlands	3
Other	13
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$235,425	$196,466	$38,959
Total Investments	$235,425	$196,466	$38,959
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.6%
U.S. Treasury Bonds
3.000%, 8/15/48	$ 4,330	$ 3,288
2.000%, 2/15/50	2,045	1,237
1.375%, 8/15/50	12,795	6,520
1.875%, 2/15/51	5,255	3,047
2.250%, 2/15/52	35	22
2.875%, 5/15/52	2,335	1,695
3.625%, 2/15/53	425	358
3.625%, 5/15/53	3,840	3,235
4.125%, 8/15/53	940	866
4.250%, 2/15/54	6,645	6,261
4.625%, 5/15/54	3,870	3,883
4.500%, 11/15/54	2,250	2,217
U.S. Treasury Notes
4.375%, 12/31/29	1,070	1,089
4.250%, 11/15/34	495	497
Total U.S. Government Securities (Identified Cost $43,342)		34,215

Foreign Government Securities—1.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	305	208
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	67
144A 7.300%, 11/13/54(1)	40	41
Dominican Republic 144A 4.875%, 9/23/32(1)	417	380
Federative Republic of Brazil
6.000%, 10/20/33	395	384
7.125%, 5/13/54	65	62
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	275	283
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	91
Republic of Colombia 8.000%, 11/14/35	230	232
Republic of El Salvador 144A 8.625%, 2/28/29(1)	82	84
Republic of Guatemala 144A 6.600%, 6/13/36(1)	130	131
Republic of Indonesia 5.100%, 2/10/54	252	229
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	120	115
Republic of Panama 8.000%, 3/1/38	219	227
Republic of Paraguay 144A 6.000%, 2/9/36(1)	90	90
Republic of Peru 5.375%, 2/8/35	240	235
Republic of Philippines 4.750%, 3/5/35	150	145
Republic of Poland 4.875%, 10/4/33	275	270
	Par Value	Value

Foreign Government Securities—continued
Republic of Serbia 144A 6.500%, 9/26/33(1)	$ 76	$ 78
Republic of South Africa
5.875%, 6/22/30	135	131
5.650%, 9/27/47	35	26
Republic of Turkiye
9.125%, 7/13/30	255	277
7.625%, 5/15/34	340	342
6.625%, 2/17/45	80	67
Republica Orient Uruguay
5.100%, 6/18/50	151	140
4.975%, 4/20/55	78	70
Romania Government International Bond 144A 5.875%, 1/30/29(1)	465	462
Saudi International Bond
144A 4.875%, 7/18/33(1)	160	157
144A 5.625%, 1/13/35(1)	200	205
144A 4.500%, 10/26/46(1)	110	90
State of Qatar 144A 3.750%, 4/16/30(1)	225	218
UAE International Government Bond 144A 4.050%, 7/7/32(1)	72	70
United Mexican States
6.000%, 5/13/30	31	32
6.350%, 2/9/35	130	130
6.000%, 5/7/36	245	237
6.875%, 5/13/37	365	374
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	45	45
Total Foreign Government Securities (Identified Cost $6,543)		6,425

Mortgage-Backed Securities—3.8%
Agency—3.8%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	31	31
Pool #A62213 6.000%, 6/1/37	61	63
Pool #SD5594 5.500%, 7/1/53	1,102	1,102
Pool #SD5856 3.500%, 1/1/54	2,977	2,687
Pool #SD8309 6.000%, 3/1/53	3,364	3,422
Pool #SD8350 6.000%, 8/1/53	947	963
Pool #SD8383 5.500%, 12/1/53	1,193	1,192
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	8	9
	Par Value	Value

Agency—continued
Pool #310041 6.500%, 5/1/37	$ 68	$ 72
Pool #735061 6.000%, 11/1/34	71	73
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	47	48
Pool #909220 6.000%, 8/1/38	35	37
Pool #929625 5.500%, 6/1/38	57	58
Pool #938574 5.500%, 9/1/36	40	40
Pool #972569 5.000%, 3/1/38	47	47
Pool #CB6857 4.500%, 8/1/53	941	901
Pool #FS4438 5.000%, 11/1/52	1,635	1,607
Pool #FS6679 6.000%, 12/1/53	1,579	1,606
Pool #FS7751 4.000%, 3/1/53	2,231	2,082
Pool #FS8791 6.000%, 8/1/54	722	736
Pool #MA4785 5.000%, 10/1/52	1,423	1,399
Pool #MA4805 4.500%, 11/1/52	960	920
Pool #MA4980 6.000%, 4/1/53	1,573	1,600
Pool #MA5072 5.500%, 7/1/53	899	899
Pool #MA5385 4.000%, 6/1/54	2,241	2,091
Total Mortgage-Backed Securities (Identified Cost $23,726)		23,691

Corporate Bonds and Notes—10.2%
Communication Services—0.1%
Sprint Capital Corp. 8.750%, 3/15/32	340	409
Consumer Discretionary—0.3%
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(1)	375	380
DR Horton, Inc. 5.500%, 10/15/35	475	478
Ford Motor Co. 3.250%, 2/12/32	286	236
Meritage Homes Corp.
5.650%, 3/15/35	240	236
144A 3.875%, 4/15/29(1)	191	182
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	$ 230	$ 239
		1,751

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	515	516
BAT Capital Corp. 7.750%, 10/19/32	450	516
Mars, Inc. 144A 5.700%, 5/1/55(1)	485	484
Philip Morris International, Inc. 4.900%, 11/1/34	460	452
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	479
		2,447

Energy—1.1%
BP Capital Markets plc 4.875% (2)	580	555
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(1)	230	237
Diamondback Energy, Inc. 5.900%, 4/18/64	385	362
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	785	691
Harbour Energy plc 144A 6.327%, 4/1/35(1)	475	473
HF Sinclair Corp. 6.250%, 1/15/35	585	588
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	514
Occidental Petroleum Corp.
5.550%, 10/1/34	235	229
6.200%, 3/15/40	340	336
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	370	376
Petroleos Mexicanos
6.500%, 3/13/27	300	292
5.350%, 2/12/28	126	117
8.750%, 6/2/29	57	57
5.950%, 1/28/31	102	86
QatarEnergy 144A 2.250%, 7/12/31(1)	185	159
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	270
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	355	357
Transcanada Trust 5.600%, 3/7/82	600	561
	Par Value	Value

Energy—continued
Western Midstream Operating LP 5.250%, 2/1/50	$ 345	$ 294
		6,554

Financials—4.6%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	234
Allianz SE 144A 6.350%, 9/6/53(1)	400	414
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(3)	410	410
Ally Financial, Inc. 5.543%, 1/17/31	385	383
American Express Co. 5.625%, 7/28/34	715	731
Apollo Debt Solutions BDC
6.900%, 4/13/29	360	374
6.700%, 7/29/31	110	113
Apollo Global Management, Inc. 6.000%, 12/15/54	475	459
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	639
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	230	228
144A 5.750%, 11/15/29(1)	470	479
Bank of America Corp.
2.687%, 4/22/32	245	216
5.468%, 1/23/35	350	355
5.425%, 8/15/35	470	460
Bank of New York Mellon Corp. (The) Series G 4.700% (2)	710	706
Barclays plc 7.437%, 11/2/33	355	396
BlackRock Funding, Inc. 5.250%, 3/14/54	635	612
Blackstone Private Credit Fund 6.000%, 1/29/32	475	471
Blue Owl Finance LLC 3.125%, 6/10/31	420	369
BNSF Funding Trust I 6.613%, 12/15/55	380	382
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	583
Capital One Financial Corp.
2.359%, 7/29/32	388	318
6.377%, 6/8/34	105	110
Charles Schwab Corp. (The)
6.136%, 8/24/34	195	208
Series H 4.000%(2)	535	474
Citigroup, Inc.
6.270%, 11/17/33	690	732
6.174%, 5/25/34	379	388
	Par Value	Value

Financials—continued
Citizens Financial Group, Inc. 5.718%, 7/23/32	$ 30	$ 31
Corebridge Financial, Inc. 6.375%, 9/15/54	565	561
CRH America Finance, Inc. 5.400%, 5/21/34	470	475
Deutsche Bank AG 5.403%, 9/11/35	355	346
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	770	755
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	392
Fifth Third Bancorp 4.337%, 4/25/33	355	334
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	575	552
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	197	222
Goldman Sachs Group, Inc. (The) 5.851%, 4/25/35	650	672
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	450	445
Huntington Bancshares, Inc.
5.709%, 2/2/35	340	344
6.141%, 11/18/39	235	237
Icon Investments Six DAC 6.000%, 5/8/34	400	408
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	350
JPMorgan Chase & Co.
5.717%, 9/14/33	495	509
1.953%, 2/4/32	635	540
KeyCorp 6.401%, 3/6/35	600	634
MetLife, Inc. Series G 3.850% (2)	350	346
Morgan Stanley
6.342%, 10/18/33	120	129
5.250%, 4/21/34	165	165
5.424%, 7/21/34	115	116
5.948%, 1/19/38	249	252
MSCI, Inc. 144A 3.625%, 9/1/30(1)	792	733
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(3)	319	319
NatWest Group plc 6.475%, 6/1/34	390	406
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	445	454
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	$ 200	$ 208
Northern Trust Corp. 3.375%, 5/8/32	590	570
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	590	600
Prudential Financial, Inc.
5.125%, 3/1/52	179	170
6.750%, 3/1/53	285	297
Reinsurance Group of America, Inc. 6.650%, 9/15/55	390	384
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	415	421
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	240	235
144A 6.176%, 10/1/54(1)	95	91
State Street Corp.
6.123%, 11/21/34	110	116
Series I 6.700%(2)	240	246
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	340	337
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	455
U.S. Bancorp 5.424%, 2/12/36	475	478
UBS Group AG
144A 9.250%(1)(2)	35	40
144A 4.988%, 8/5/33(1)	550	540
Wells Fargo & Co.
6.491%, 10/23/34	445	480
Series BB 3.900%(2)	795	779
Series U 5.875%(2)(3)	205	205
		28,623

Health Care—0.7%
Amgen, Inc.
5.250%, 3/2/33	264	268
5.650%, 3/2/53	187	183
CVS Health Corp. 5.050%, 3/25/48	600	512
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	975	875
HCA, Inc.
5.450%, 9/15/34	235	233
5.250%, 6/15/49	415	365
IQVIA, Inc. 6.250%, 2/1/29	440	458
Orlando Health Obligated Group 5.475%, 10/1/35	172	176
	Par Value	Value

Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(4)	$ 185	$ —
Royalty Pharma plc
5.400%, 9/2/34	325	321
3.350%, 9/2/51	330	209
Smith & Nephew plc 5.400%, 3/20/34	580	580
Universal Health Services, Inc. 2.650%, 1/15/32	510	427
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1	1
		4,608

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	612	610
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	350	338
Boeing Co. (The) 5.930%, 5/1/60	525	494
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	517	463
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	630	561
DP World Ltd. 144A 6.850%, 7/2/37(1)	105	116
Ferguson Enterprises, Inc. 5.000%, 10/3/34	270	263
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	460	464
L3Harris Technologies, Inc. 5.400%, 7/31/33	480	486
Regal Rexnord Corp. 6.400%, 4/15/33	709	736
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	729	616
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	265	268
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	25	25
Veralto Corp. 5.450%, 9/18/33	420	428
		5,868

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	445	444
144A 4.000%, 7/1/29(1)	215	202
	Par Value	Value

Information Technology—continued
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	$ 740	$ 613
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	549
Oracle Corp.
6.900%, 11/9/52	215	237
5.550%, 2/6/53	122	114
3.850%, 4/1/60	140	96
		2,255

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	553
Berry Global, Inc. 5.650%, 1/15/34	440	447
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	354
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	505	445
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	410	404
Sonoco Products Co. 5.000%, 9/1/34	360	344
		2,547

Real Estate—0.1%
NNN REIT, Inc. 5.500%, 6/15/34	350	352
Safehold GL Holdings LLC 5.650%, 1/15/35	355	353
		705

Utilities—1.1%
Black Hills Corp. 6.150%, 5/15/34	570	597
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	574
CMS Energy Corp. 4.750%, 6/1/50	735	691
Dominion Energy, Inc. Series B 7.000%, 6/1/54	640	673
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	425	457
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	453
Entergy Corp. 7.125%, 12/1/54	590	597
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	333
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	395	387
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	$ 433	$ 467
Puget Energy, Inc. 4.224%, 3/15/32	640	596
Southern California Edison Co. 6.000%, 1/15/34	355	366
Southern Co. (The) 6.375%, 3/15/55	595	609
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	50	50
		6,850

Total Corporate Bonds and Notes (Identified Cost $62,714)		62,617

	Shares
Common Stocks—60.2%
Communication Services—8.1%
Auto Trader Group plc	336,984	3,259
Baltic Classifieds Group plc	1,982,987	7,718
Dayamitra Telekomunikasi PT	84,258,000	2,876
Infrastrutture Wireless Italiane SpA	237,527	2,515
Meta Platforms, Inc. Class A	20,817	11,998
Netflix, Inc.(5)	7,303	6,810
oOh!media Ltd.	4,254,860	3,973
Rightmove plc	670,046	5,966
Sarana Menara Nusantara Tbk PT	42,934,000	1,304
Trade Desk, Inc. (The) Class A(5)	66,181	3,621
		50,040

Consumer Discretionary—9.1%
Airbnb, Inc. Class A(5)	24,017	2,869
Allegro.eu S.A.(5)	275,225	2,233
Amazon.com, Inc.(5)	63,811	12,141
Bright Horizons Family Solutions, Inc.(5)	14,364	1,825
Choice Hotels International, Inc.	14,104	1,873
Home Depot, Inc. (The)	9,149	3,353
Marriott International, Inc. Class A	22,765	5,422
MercadoLibre, Inc.(5)	2,144	4,182
NIKE, Inc. Class B	39,536	2,510
Ollie’s Bargain Outlet Holdings, Inc.(5)	14,497	1,687
O’Reilly Automotive, Inc.(5)	5,072	7,266
Pool Corp.	6,872	2,188
Rollins, Inc.	42,735	2,309
Ross Stores, Inc.	25,621	3,274
SiteOne Landscape Supply, Inc.(5)	9,987	1,213
Thor Industries, Inc.	19,349	1,467
	Shares	Value

Consumer Discretionary—continued
Victorian Plumbing Group plc	421,279	$ 540
		56,352

Consumer Staples—1.3%
Anhui Gujing Distillery Co., Ltd. Class B	190,600	3,002
BJ’s Wholesale Club Holdings, Inc.(5)	17,870	2,039
Heineken Malaysia Bhd	478,300	2,885
		7,926

Energy—0.3%
Pason Systems, Inc.	181,098	1,655
Financials—10.0%
AJ Bell plc	844,538	4,426
Berkley (W.R.) Corp.	41,474	2,951
Block, Inc. Class A(5)	34,703	1,885
Caixa Seguridade Participacoes S.A.	2,074,636	5,450
FinecoBank Banca Fineco SpA	187,289	3,710
Hamilton Lane, Inc. Class A	8,325	1,238
Interactive Brokers Group, Inc. Class A	13,725	2,273
Jack Henry & Associates, Inc.	11,125	2,031
LPL Financial Holdings, Inc.	8,997	2,943
Moltiply Group SpA	89,508	3,890
Mortgage Advice Bureau Holdings Ltd.	307,887	3,000
Progressive Corp. (The)	26,002	7,359
Qualitas Controladora SAB de C.V.	74,544	648
S&P Global, Inc.	10,426	5,297
Visa, Inc. Class A	41,742	14,629
		61,730

Health Care—5.6%
As One Corp.	192,300	2,985
Charles River Laboratories International, Inc.(5)	8,763	1,319
Chemed Corp.	2,619	1,612
Cooper Cos., Inc. (The)(5)	26,537	2,238
Danaher Corp.	13,956	2,861
Eli Lilly & Co.	7,212	5,957
Haw Par Corp., Ltd.	575,700	5,654
IDEXX Laboratories, Inc.(5)	3,481	1,462
Intuitive Surgical, Inc.(5)	8,313	4,117
Mettler-Toledo International, Inc.(5)	1,167	1,378
Zoetis, Inc. Class A	31,346	5,161
		34,744

Industrials—9.9%
Allegion plc	16,630	2,170
CAE, Inc.(5)	45,149	1,110
Epiroc AB Class B	186,027	3,276
	Shares	Value

Industrials—continued
Equifax, Inc.	20,952	$ 5,103
Exponent, Inc.	14,925	1,210
Fair Isaac Corp.(5)	5,837	10,764
Haitian International Holdings Ltd.	1,300,006	3,453
Howden Joinery Group plc	318,973	2,983
Knorr-Bremse AG	23,479	2,137
Lennox International, Inc.	3,617	2,028
MEITEC Group Holdings, Inc.	117,500	2,294
MTU Aero Engines AG	9,752	3,389
NICE Information Service Co., Ltd.	143,029	1,135
Nordson Corp.	9,008	1,817
Paycom Software, Inc.	10,023	2,190
S-1 Corp.	54,645	2,401
Saia, Inc.(5)	5,230	1,827
Uber Technologies, Inc.(5)	82,991	6,047
UL Solutions, Inc. Class A	17,105	965
Watsco, Inc.	4,943	2,512
Zurn Elkay Water Solutions Corp.	58,099	1,916
		60,727

Information Technology—13.5%
Accenture plc Class A	11,643	3,633
Alten S.A.	40,547	3,957
Amphenol Corp. Class A	144,123	9,453
Bentley Systems, Inc. Class B	57,557	2,264
Bouvet ASA	488,091	3,474
Cadence Design Systems, Inc.(5)	17,133	4,357
FDM Group Holdings plc	570,275	1,847
Freee KK(5)	83,300	1,976
Gartner, Inc.(5)	6,618	2,778
Kainos Group plc	121,419	1,040
NVIDIA Corp.	101,383	10,988
Roper Technologies, Inc.	8,056	4,750
ServiceNow, Inc.(5)	6,750	5,374
ServiceTitan, Inc. Class A(5)	10,366	986
SHIFT, Inc.(5)	235,500	1,831
Shopify, Inc. Class A(5)	53,372	5,096
Snowflake, Inc. Class A(5)	32,333	4,726
Sopra Steria Group	20,907	3,886
Teledyne Technologies, Inc.(5)	4,273	2,127
Universal Display Corp.	16,072	2,242
Workday, Inc. Class A(5)	20,689	4,831
Zebra Technologies Corp. Class A(5)	6,473	1,829
		83,445

Materials—1.8%
Corp. Moctezuma SAB de C.V.	943,523	3,800
Ecolab, Inc.	16,208	4,109
Forterra plc	640,795	1,430
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Materials—continued
Ibstock plc	710,066	$ 1,561
		10,900

Real Estate—0.6%
CoStar Group, Inc.(5)	49,427	3,916
Total Common Stocks (Identified Cost $251,152)		371,435

Affiliated Mutual Funds—16.6%
Fixed Income Funds—16.6%
Virtus Newfleet ABS MACS(5)(6)(7)	2,391,020	23,958
Virtus Newfleet CMBS MACS(5)(6)(7)	1,678,919	16,806
Virtus Newfleet Floating Rate MACS(5)(6)(7)	1,859,244	18,351
Virtus Newfleet High Yield MACS(5)(6)(7)	1,032,891	10,101
Virtus Newfleet RMBS MACS(5)(6)(7)	3,304,658	33,146
Total Affiliated Mutual Funds (Identified Cost $102,654)		102,362

Affiliated Exchange-Traded Fund—0.2%
Financials—0.2%
Virtus Newfleet ABS/MBS ETF(6)(7)	49,000	1,195
Total Affiliated Exchange-Traded Fund (Identified Cost $1,192)		1,195

Total Long-Term Investments—97.6% (Identified Cost $491,323)		601,940

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(7)	332,146	332
Total Short-Term Investment (Identified Cost $332)		332

TOTAL INVESTMENTS—97.6% (Identified Cost $491,655)		$602,272
Other assets and liabilities, net—2.4%		14,515
NET ASSETS—100.0%		$616,787
Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $21,929 or 3.6% of net assets.
(2)	No contractual maturity date.
(3)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	77%
United Kingdom	5
Italy	2
Brazil	2
France	2
Japan	1
Lithuania	1
Other	10
Total	100%
† % of total investments as of March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$34,215	$—	$34,215	$—
Foreign Government Securities	6,425	—	6,425	—
Mortgage-Backed Securities	23,691	—	23,691	—
Corporate Bonds and Notes	62,617	—	62,617	—(1)
Equity Securities:
Common Stocks	371,435	269,429	102,006	—
Affiliated Exchange-Traded Fund	1,195	1,195	—	—
Affiliated Mutual Funds	102,362	102,362	—	—
Money Market Mutual Fund	332	332	—	—
Total Investments	$602,272	$373,318	$228,954	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$588,516	$116,941	$31,213	$2,632,652
Foreign currency at value(3)	—	—	4	—
Cash	3,866	1,613	585	27,550
Receivables
Fund shares sold	1	36	—	4,418
Dividends	166	189	57	1,133
Tax reclaims	—	197	86	—
Securities lending income	—	2	—(a)	—
Prepaid Trustees’ retainer	12	2	1	51
Prepaid expenses	35	28	16	64
Other assets	93	18	5	408
Total assets	592,689	119,026	31,967	2,666,276
Liabilities
Payables
Fund shares repurchased	568	20	47	2,651
Collateral on securities loaned	—	—	629	—
Investment advisory fees	362	56	11	1,551
Distribution and service fees	124	24	5	96
Administration and accounting fees	57	15	7	235
Transfer agent and sub-transfer agent fees and expenses	84	23	6	516
Professional fees	14	—	17	4
Trustee deferred compensation plan	93	18	5	408
Interest expense and/or commitment fees	3	1	—(a)	10
Other accrued expenses	44	25	14	25
Total liabilities	1,349	182	741	5,496
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$591,340	$118,844	$31,226	$2,660,780
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$233,573	$95,104	$26,597	$2,080,737
Accumulated earnings (loss)	357,767	23,740	4,629	580,043
Net Assets	$591,340	$118,844	$31,226	$2,660,780
Net Assets:
Class A	$553,775	$101,940	$22,761	$158,224
Class C	$2,549	$2,326	$252	$72,205
Class I	$33,667	$12,557	$5,604	$2,285,125
Class R6	$1,349	$2,021	$2,609	$145,226
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,681,394	4,901,294	1,419,946	2,848,057
Class C	257,096	134,213	15,970	1,465,549
Class I	1,673,600	606,080	347,717	39,758,340
Class R6	65,066	98,175	161,503	2,511,419
Net Asset Value and Redemption Price Per Share:*
Class A	$18.66	$20.80	$16.03	$55.56
Class C	$9.91	$17.33	$15.79	$49.27
Class I	$20.12	$20.72	$16.12	$57.48
Class R6	$20.73	$20.58	$16.15	$57.83

See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$19.75	$22.01	$16.96	$58.79
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$245,010	$95,729	$24,752	$2,061,830
(2) Market value of securities on loan	$—	$—	$35	$—
(3) Foreign currency at cost	$—	$—	$4	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund
Assets
Investment in unaffiliated securities at value(1)	$1,027,585	$2,042,030	$1,546,938
Investment in affiliated securities at value(2)	—	—	603,097
Cash	6,115	56,003	81,753
Receivables
Investment securities sold	—	—	44
Fund shares sold	681	447	1,960
Dividends	202	1,035	603
Securities lending income	—	—(a)	—(a)
Prepaid Trustees’ retainer	18	42	39
Prepaid expenses	22	17	—
Other assets	166	323	348
Total assets	1,034,789	2,099,897	2,234,782
Liabilities
Payables
Fund shares repurchased	1,413	1,759	4,770
Investment securities purchased	—	617	1,670
Investment advisory fees	686	1,356	1,617
Distribution and service fees	90	73	131
Administration and accounting fees	99	187	201
Transfer agent and sub-transfer agent fees and expenses	299	260	616
Professional fees	19	8	14
Trustee deferred compensation plan	166	323	348
Interest expense and/or commitment fees	8	10	19
Other accrued expenses	81	44	123
Total liabilities	2,861	4,637	9,509
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$1,031,928	$2,095,260	$2,225,273
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$546,291	$1,069,360	$1,346,695
Accumulated earnings (loss)	485,637	1,025,900	878,578
Net Assets	$1,031,928	$2,095,260	$2,225,273
Net Assets:
Class A	$247,189	$177,903	$333,928
Class C	$40,612	$39,560	$66,935
Class I	$671,688	$1,365,335	$1,649,469
Class R6	$72,439	$512,462	$174,941
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,566,419	3,603,039	11,892,798
Class C	1,003,329	1,111,583	3,114,355
Class I	11,842,702	25,270,068	55,391,932
Class R6	1,259,151	9,441,819	5,814,378
Net Asset Value and Redemption Price Per Share:*
Class A	$54.13	$49.38	$28.08
Class C	$40.48	$35.59	$21.49
Class I	$56.72	$54.03	$29.78
Class R6	$57.53	$54.28	$30.09
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$57.28	$52.25	$29.71
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$608,756	$1,174,855	$919,870
(2) Investment in affiliated securities at cost	$—	$—	$718,818

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Assets
Investment in securities at value(1)	$757,678	$2,053,933	$7,211
Cash	24,087	41,049	56
Receivables
Investment securities sold	—	—	357
Fund shares sold	471	3,191	—(a)
Dividends	649	625	—(a)
Receivable from adviser	—	—	4
Prepaid Trustees’ retainer	15	43	—(a)
Prepaid expenses	29	42	32
Other assets	120	321	1
Total assets	783,049	2,099,204	7,661
Liabilities
Payables
Fund shares repurchased	404	2,367	—
Investment securities purchased	—	4,117	8
Investment advisory fees	470	1,300	—
Distribution and service fees	30	55	—(a)
Administration and accounting fees	72	186	5
Transfer agent and sub-transfer agent fees and expenses	142	296	1
Professional fees	15	6	16
Trustee deferred compensation plan	120	321	1
Interest expense and/or commitment fees	4	7	—(a)
Other accrued expenses	31	16	9
Total liabilities	1,288	8,671	40
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$781,761	$2,090,533	$7,621
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$455,871	$1,764,683	$6,958
Accumulated earnings (loss)	325,890	325,850	663
Net Assets	$781,761	$2,090,533	$7,621
Net Assets:
Class A	$92,279	$69,502	$478
Class C	$11,116	$46,608	$20
Class I	$636,537	$1,746,820	$3,474
Class R6	$41,829	$227,603	$3,649
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,797,371	3,604,034	45,132
Class C	478,492	2,549,939	1,989
Class I	26,111,431	89,013,175	324,653
Class R6	1,708,884	11,540,941	340,283
Net Asset Value and Redemption Price Per Share:*
Class A	$24.30	$19.28	$10.58
Class C	$23.23	$18.28	$10.25
Class I	$24.38	$19.62	$10.70
Class R6	$24.48	$19.72	$10.72
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$25.71	$20.40	$11.20
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$443,307	$1,751,368	$5,807

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)	$5,646	$235,425	$498,715
Investment in affiliated securities at value(2)	—	—	103,557
Foreign currency at value(3)	—	4	105
Cash	10	—	12,556
Receivables
Investment securities sold	256	2,667	3,628
Fund shares sold	—	16	193
Dividends and interest	2	130	817
Receivable from adviser	4	—	—
Tax reclaims	—	365	119
Securities lending income	—	—(a)	—
Tax receivable	—	—(a)	—
Prepaid Trustees’ retainer	—(a)	4	11
Prepaid expenses	6	47	24
Other assets	1	38	95
Total assets	5,925	238,696	619,820
Liabilities
Due to custodian	—	31	—
Payables
Fund shares repurchased	—	341	715
Investment securities purchased	—	—	1,604
Dividend distributions	—	—	1
Investment advisory fees	—	140	247
Distribution and service fees	—(a)	27	132
Administration and accounting fees	5	26	58
Transfer agent and sub-transfer agent fees and expenses	—(a)	87	102
Professional fees	16	18	13
Trustee deferred compensation plan	1	38	95
Interest expense and/or commitment fees	—(a)	2	3
Other accrued expenses	9	48	63
Total liabilities	31	758	3,033
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$5,894	$237,938	$616,787
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$5,435	$163,421	$475,267
Accumulated earnings (loss)	459	74,517	141,520
Net Assets	$5,894	$237,938	$616,787
Net Assets:
Class A	$1,398	$99,867	$586,684
Class C	$105	$5,183	$6,802
Class I	$913	$53,128	$21,815
Class R6	$3,478	$79,760	$1,486
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	140,743	4,642,715	56,058,553
Class C	10,675	274,081	632,440
Class I	91,651	2,418,289	2,091,204
Class R6	347,557	3,457,098	142,727
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$9.93	$21.51	$10.47
Class C	$9.82	$18.91	$10.76
Class I	$9.97	$21.97	$10.43
Class R6	$10.01	$23.07	$10.41
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.51	$22.76	$11.08
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$4,724	$177,688	$387,809
(2) Investment in affiliated securities at cost	$—	$—	$103,846
(3) Foreign currency at cost	$—	$4	$105

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$1,722	$1,840	$554	$12,283	$5,186
European Union tax reclaims(1)	—	—	3	—	—
Securities lending, net of fees	—	11	5	—	—
Foreign taxes withheld	—	(32)	(22)	—	—
Total investment income	1,722	1,819	540	12,283	5,186
Expenses
Investment advisory fees	2,294	460	124	10,734	4,786
Distribution and service fees, Class A	767	131	31	208	359
Distribution and service fees, Class C	14	13	1	397	240
Administration and accounting fees	335	71	27	1,424	653
Transfer agent fees and expenses	205	39	12	608	292
Sub-transfer agent fees and expenses, Class A	101	30	7	81	116
Sub-transfer agent fees and expenses, Class C	1	1	—(a)	39	28
Sub-transfer agent fees and expenses, Class I	14	4	3	1,176	486
European Union tax reclaim fees	—	—	1	—	—
Custodian fees	1	—(a)	1	1	1
Printing fees and expenses	23	8	5	88	58
Professional fees	19	19	13	43	33
Interest expense and/or commitment fees	3	—(a)	2	8	6
Registration fees	27	26	22	86	50
Trustees’ fees and expenses	26	5	1	112	61
Miscellaneous expenses	79	21	9	60	68
Total expenses	3,909	828	259	15,065	7,237
Less net expenses reimbursed and/or waived by investment adviser(2)	(1)	(102)	(46)	(954)	(39)
Net expenses	3,908	726	213	14,111	7,198
Net investment income (loss)	(2,186)	1,093	327	(1,828)	(2,012)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	22,345	2,226	(1,129)	48,486	156,255
Foreign currency transactions	—	(1)	1	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(40,556)	(4,941)	592	(257,277)	(265,630)
Foreign currency transactions	—	—	(4)	—	—
Net realized and unrealized gain (loss) on investments	(18,211)	(2,716)	(540)	(208,791)	(109,375)
Net increase (decrease) in net assets resulting from operations	$(20,397)	$(1,623)	$(213)	$(210,619)	$(111,387)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$15,884	$5,348	$6,265	$10,320	$18
Dividends from affiliated	—	8,515	—	—	—
Securities lending, net of fees	—(a)	—(a)	—	—	—
Total investment income	15,884	13,863	6,265	10,320	18
Expenses
Investment advisory fees	8,563	11,245	2,827	7,991	31
Distribution and service fees, Class A	234	484	126	91	1
Distribution and service fees, Class C	254	448	60	249	1
Administration and accounting fees	1,141	1,362	410	1,105	14
Transfer agent fees and expenses	486	591	179	469	2
Sub-transfer agent fees and expenses, Class A	87	221	35	32	—(a)
Sub-transfer agent fees and expenses, Class C	17	45	6	25	—(a)
Sub-transfer agent fees and expenses, Class I	589	1,104	309	766	2
Custodian fees	1	2	1	1	—(a)
Printing fees and expenses	63	116	30	63	4
Professional fees	37	48	21	35	12
Interest expense and/or commitment fees	7	11	3	6	—(a)
Registration fees	67	69	41	68	15
Trustees’ fees and expenses	90	127	32	82	—(a)
Miscellaneous expenses	52	93	30	41	3
Total expenses	11,688	15,966	4,110	11,024	85
Less net expenses reimbursed and/or waived by investment adviser(1)	—	—	—	—	(41)
Net expenses	11,688	15,966	4,110	11,024	44
Net investment income (loss)	4,196	(2,103)	2,155	(704)	(26)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	154,924	398,564	16,751	33,009	403
Affiliated Investments	—	14,142	—	—	—
Foreign currency transactions	(13)	(61)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(288,131)	(416,492)	(44,837)	(179,754)	(740)
Affiliated investments	—	(237,118)	—	—	—
Foreign currency transactions	—(a)	3	—	—	—
Net realized and unrealized gain (loss) on investments	(133,220)	(240,962)	(28,086)	(146,745)	(337)
Net increase (decrease) in net assets resulting from operations	$(129,024)	$(243,065)	$(25,931)	$(147,449)	$(363)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$44	$966	$2,940
Dividends from affiliated	—	—	8
Interest	—	—	5,335
European Union tax reclaims(1)	—	58	8
Securities lending, net of fees	—	2	3
Foreign taxes withheld	—	(64)	(73)
Total investment income	44	962	8,221
Expenses
Investment advisory fees	21	1,175	1,786
Distribution and service fees, Class A	2	142	772
Distribution and service fees, Class C	1	33	38
Administration and accounting fees	14	155	333
Transfer agent fees and expenses	2	70	191
Sub-transfer agent fees and expenses, Class A	—(a)	48	140
Sub-transfer agent fees and expenses, Class C	—	3	4
Sub-transfer agent fees and expenses, Class I	1	52	13
European Union tax reclaim fees	—	7	1
Custodian fees	—(a)	2	6
Printing fees and expenses	4	18	25
Professional fees	12	22	24
Interest expense and/or commitment fees	—(a)	7	2
Registration fees	14	23	28
Trustees’ fees and expenses	—(a)	15	27
Miscellaneous expenses	2	21	85
Total expenses	73	1,793	3,475
Less net expenses reimbursed and/or waived by investment adviser(2)	(42)	(181)	(257)
Net expenses	31	1,612	3,218
Net investment income (loss)	13	(650)	5,003
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(44)	18,487	57,682
Affiliated Investments	—	—	21
Foreign currency transactions	—	(29)	(10)
Foreign capital gains tax	—	—	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	(309)	(32,981)	(70,339)
Affiliated investments	—	—	(289)
Foreign currency transactions	—	(14)	5
Net realized and unrealized gain (loss) on investments	(353)	(14,537)	(12,930)
Net increase (decrease) in net assets resulting from operations	$(340)	$(15,187)	$(7,927)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(2,186)	$(4,026)	$1,093	$3,398
Net realized gain (loss)	22,345	85,044	2,225	62
Net change in unrealized appreciation (depreciation)	(40,556)	110,866	(4,941)	21,844
Increase (decrease) in net assets resulting from operations	(20,397)	191,884	(1,623)	25,304
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(76,313)	(30,989)	(2,891)	(2,813)
Class C	(569)	(216)	(63)	(73)
Class I	(4,298)	(1,702)	(391)	(348)
Class R6	(190)	(93)	(55)	(66)
Total dividends and distributions to shareholders	(81,370)	(33,000)	(3,400)	(3,300)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	45,227	(28,936)	(3,273)	(10,430)
Class C	493	37	(325)	(1,099)
Class I	1,866	(1,641)	(326)	(3,995)
Class R6	(11)	(460)	(182)	(31)
Increase (decrease) in net assets from capital transactions	47,575	(31,000)	(4,106)	(15,555)
Net increase (decrease) in net assets	(54,192)	127,884	(9,129)	6,449
Net Assets
Beginning of period	645,532	517,648	127,973	121,524
End of Period	$591,340	$645,532	$118,844	$127,973
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$327	$894	$(1,828)	$(588)
Net realized gain (loss)	(1,128)	321	48,486	(21,494)
Net change in unrealized appreciation (depreciation)	588	5,222	(257,277)	501,392
Increase (decrease) in net assets resulting from operations	(213)	6,437	(210,619)	479,310
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(748)	(753)	—	(3,110)
Class C	(1)	(13)	—	(1,931)
Class I	(110)	(237)	—	(46,634)
Class R6	(56)	(87)	—	(1,485)
Total dividends and distributions to shareholders	(915)	(1,090)	—	(53,160)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	446	(1,780)	4,511	30,526
Class C	(87)	(215)	(4,389)	6,751
Class I	(158)	(2,387)	(62,963)	514,122
Class R6	13	38	27,932	67,286
Increase (decrease) in net assets from capital transactions	214	(4,344)	(34,909)	618,685
Net increase (decrease) in net assets	(914)	1,003	(245,528)	1,044,835
Net Assets
Beginning of period	32,140	31,137	2,906,308	1,861,473
End of Period	$31,226	$32,140	$2,660,780	$2,906,308
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(2,012)	$(8,369)	$4,196	$4,852
Net realized gain (loss)	156,255	72,213	154,911	89,114
Net change in unrealized appreciation (depreciation)	(265,630)	192,812	(288,131)	449,916
Increase (decrease) in net assets resulting from operations	(111,387)	256,656	(129,024)	543,882
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(7,620)	(6,955)
Class C	—	—	(2,889)	(3,314)
Class I	—	—	(57,662)	(51,419)
Class R6	—	—	(23,246)	(17,940)
Total dividends and distributions to shareholders	—	—	(91,417)	(79,628)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(26,147)	(57,446)	10,287	1,801
Class C	(5,491)	(12,621)	(12,160)	(14,225)
Class I	(200,665)	(272,513)	15,010	42,006
Class R6	(9,221)	(18,290)	(22,371)	89,611
Increase (decrease) in net assets from capital transactions	(241,524)	(360,870)	(9,234)	119,193
Net increase (decrease) in net assets	(352,911)	(104,214)	(229,675)	583,447
Net Assets
Beginning of period	1,384,839	1,489,053	2,324,935	1,741,488
End of Period	$1,031,928	$1,384,839	$2,095,260	$2,324,935
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(2,103)	$(13,161)	$2,155	$5,313
Net realized gain (loss)	412,645	245,730	16,751	30,538
Net change in unrealized appreciation (depreciation)	(653,607)	191,502	(44,837)	130,873
Increase (decrease) in net assets resulting from operations	(243,065)	424,071	(25,931)	166,724
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(38,925)	(22,312)	(4,424)	(2,756)
Class C	(11,641)	(8,920)	(495)	(316)
Class I	(196,358)	(129,035)	(29,484)	(18,627)
Class R6	(20,536)	(11,533)	(2,258)	(1,611)
Total dividends and distributions to shareholders	(267,460)	(171,800)	(36,661)	(23,310)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	6,493	(47,438)	(559)	(5,979)
Class C	(17,049)	(39,398)	53	(2,541)
Class I	(163,545)	(536,070)	72,782	(72,469)
Class R6	(13,692)	(19,117)	(6,515)	(4,918)
Increase (decrease) in net assets from capital transactions	(187,793)	(642,023)	65,761	(85,907)
Net increase (decrease) in net assets	(698,318)	(389,752)	3,169	57,507
Net Assets
Beginning of period	2,923,591	3,313,343	778,592	721,085
End of Period	$2,225,273	$2,923,591	$781,761	$778,592
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(704)	$(55)	$(26)	$(36)
Net realized gain (loss)	33,009	9,496	403	(418)
Net change in unrealized appreciation (depreciation)	(179,754)	406,686	(740)	2,091
Increase (decrease) in net assets resulting from operations	(147,449)	416,127	(363)	1,637
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(313)	—	—	—
Class C	(227)	—	—	—
Class I	(7,911)	—	—	—
Class R6	(979)	—	—	—
Total dividends and distributions to shareholders	(9,430)	—	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,801	5,030	(110)	(3,021)
Class C	(27)	5,184	(99)	4
Class I	2,309	342,025	144	170
Class R6	16,437	123,762	4	(9)
Increase (decrease) in net assets from capital transactions	21,520	476,001	(61)	(2,856)
Net increase (decrease) in net assets	(135,359)	892,128	(424)	(1,219)
Net Assets
Beginning of period	2,225,892	1,333,764	8,045	9,264
End of Period	$2,090,533	$2,225,892	$7,621	$8,045
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Global Growth Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$13	$38	$(650)	$(386)
Net realized gain (loss)	(44)	(324)	18,458	79,065
Net change in unrealized appreciation (depreciation)	(309)	1,675	(32,995)	(40,161)
Increase (decrease) in net assets resulting from operations	(340)	1,389	(15,187)	38,518
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6)	(6)	(24,772)	—
Class C	—	—	(1,560)	—
Class I	(6)	(9)	(17,042)	—
Class R6	(24)	(29)	(18,891)	—
Total dividends and distributions to shareholders	(36)	(44)	(62,265)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(126)	107	9,476	89,250
Class C	1	1	(906)	3,235
Class I	(166)	(249)	(34,129)	72,993
Class R6	11	(411)	1,885	24,193
Increase (decrease) in net assets from capital transactions	(280)	(552)	(23,674)	189,671
Net increase (decrease) in net assets	(656)	793	(101,126)	228,189
Net Assets
Beginning of period	6,550	5,757	339,064	110,875
End of Period	$5,894	$6,550	$237,938	$339,064
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$5,003	$9,077
Net realized gain (loss)	57,693	65,726
Net change in unrealized appreciation (depreciation)	(70,623)	81,849
Increase (decrease) in net assets resulting from operations	(7,927)	156,652
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(69,183)	(13,092)
Class C	(793)	(119)
Class I	(2,633)	(577)
Class R6	(191)	(42)
Total dividends and distributions to shareholders	(72,800)	(13,830)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	29,269	(58,035)
Class C	(154)	(3,358)
Class I	695	(3,905)
Class R6	113	(296)
Increase (decrease) in net assets from capital transactions	29,923	(65,594)
Net increase (decrease) in net assets	(50,804)	77,228
Net Assets
Beginning of period	667,591	590,363
End of Period	$616,787	$667,591
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/24 to 3/31/25(8)	$22.07	(0.07)	(0.51)	(0.58)	—	(2.83)	(2.83)	—	(3.41)	$18.66	(3.55) %	$553,775	1.20% (9)	1.20%	(0.68) %	4%
10/1/23 to 9/30/24	16.91	(0.13)	6.39	6.26	—	(1.10)	(1.10)	—	5.16	22.07	38.53	603,965	1.21 (9)	1.21	(0.68)	14
10/1/22 to 9/30/23	16.87	(0.08)	3.43	3.35	—	(3.31)	(3.31)	—	0.04	16.91	23.25	483,990	1.22 (9)	1.22	(0.45)	12
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (9)(10)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (9)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (9)	1.23	(0.63)	4
Class C
10/1/24 to 3/31/25(8)	$13.05	(0.09)	(0.22)	(0.31)	—	(2.83)	(2.83)	—	(3.14)	$9.91	(3.99) %	$2,549	2.01% (9)	2.01%	(1.48) %	4%
10/1/23 to 9/30/24	10.48	(0.18)	3.85	3.67	—	(1.10)	(1.10)	—	2.57	13.05	37.37	2,731	2.02 (9)	2.02	(1.50)	14
10/1/22 to 9/30/23	11.73	(0.14)	2.20	2.06	—	(3.31)	(3.31)	—	(1.25)	10.48	22.24	2,136	2.06 (9)	2.06	(1.29)	12
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (9)(10)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (9)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (9)	2.00	(1.41)	4
Class I
10/1/24 to 3/31/25(8)	$23.55	(0.05)	(0.55)	(0.60)	—	(2.83)	(2.83)	—	(3.43)	$20.12	(3.40) %	$33,667	0.98% (9)	0.98%	(0.45) %	4%
10/1/23 to 9/30/24	17.95	(0.10)	6.80	6.70	—	(1.10)	(1.10)	—	5.60	23.55	38.76	37,254	0.99 (9)	0.99	(0.46)	14
10/1/22 to 9/30/23	17.67	(0.04)	3.63	3.59	—	(3.31)	(3.31)	—	0.28	17.95	23.60	29,960	1.00 (9)	1.00	(0.23)	12
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (9)(10)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (9)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (9)	1.02	(0.44)	4
Class R6
10/1/24 to 3/31/25(8)	$24.16	(0.02)	(0.58)	(0.60)	—	(2.83)	(2.83)	—	(3.43)	$20.73	(3.31) %	$1,349	0.73%	0.90%	(0.20) %	4%
10/1/23 to 9/30/24	18.34	(0.04)	6.96	6.92	—	(1.10)	(1.10)	—	5.82	24.16	39.15	1,582	0.73	0.90	(0.20)	14
10/1/22 to 9/30/23	17.95	— (11)	3.70	3.70	—	(3.31)	(3.31)	—	0.39	18.34	23.88	1,562	0.73	0.91	0.03	12
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (10)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4

KAR Equity Income Fund
Class A
10/1/24 to 3/31/25(8)	$21.68	0.19	(0.49)	(0.30)	(0.58)	—	(0.58)	—	(0.88)	$20.80	(1.29) %	$101,940	1.20%	1.37%	1.77%	30%
10/1/23 to 9/30/24	18.14	0.54	3.52	4.06	(0.52)	—	(0.52)	—	3.54	21.68	22.81	109,508	1.20	1.35	2.75	17
10/1/22 to 9/30/23	18.25	0.52	0.50	1.02	(0.47)	(0.66)	(1.13)	—	(0.11)	18.14	5.19	101,277	1.19	1.33	2.71	27
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (10)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (10)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (10)	1.38	0.72	118
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/24 to 3/31/25(8)	$18.09	0.09	(0.40)	(0.31)	(0.45)	—	(0.45)	—	(0.76)	$17.33	(1.64) %	$2,326	1.95%	2.19%	1.01%	30%
10/1/23 to 9/30/24	15.20	0.33	2.93	3.26	(0.37)	—	(0.37)	—	2.89	18.09	21.82	2,756	1.95	2.16	2.03	17
10/1/22 to 9/30/23	15.55	0.32	0.44	0.76	(0.45)	(0.66)	(1.11)	—	(0.35)	15.20	4.40	3,350	1.94	2.12	1.97	27
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (10)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (10)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (10)	2.13	(0.03)	118
Class I
10/1/24 to 3/31/25(8)	$21.62	0.21	(0.47)	(0.26)	(0.64)	—	(0.64)	—	(0.90)	$20.72	(1.14) %	$12,557	0.95%	1.11%	2.02%	30%
10/1/23 to 9/30/24	18.02	0.58	3.50	4.08	(0.48)	—	(0.48)	—	3.60	21.62	23.06	13,432	0.95	1.10	3.02	17
10/1/22 to 9/30/23	18.21	0.57	0.50	1.07	(0.60)	(0.66)	(1.26)	—	(0.19)	18.02	5.47	14,965	0.94	1.09	2.99	27
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (10)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (10)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (10)	1.13	0.97	118
Class R6
10/1/24 to 3/31/25(8)	$21.47	0.21	(0.47)	(0.26)	(0.63)	—	(0.63)	—	(0.89)	$20.58	(1.15) %	$2,021	0.91%	1.04%	2.04%	30%
10/1/23 to 9/30/24	17.98	0.59	3.49	4.08	(0.59)	—	(0.59)	—	3.49	21.47	23.17	2,277	0.91	1.02	3.03	17
10/1/22 to 9/30/23	18.13	0.58	0.49	1.07	(0.56)	(0.66)	(1.22)	—	(0.15)	17.98	5.49	1,932	0.90	1.00	3.03	27
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (10)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (10)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (10)	1.05	1.01	118

KAR Global Quality Dividend Fund
Class A
10/1/24 to 3/31/25(8)	$16.28	0.15	(0.05)	0.10	(0.33)	(0.02)	(0.35)	—	(0.25)	$16.03	0.90%	$22,761	1.36% (12)(13)	1.62%	1.89%	43%
10/1/23 to 9/30/24	13.71	0.41	2.66	3.07	(0.50)	—	(0.50)	—	2.57	16.28	22.88	23,350	1.35	1.60	2.80	16
10/1/22 to 9/30/23	12.96	0.44	0.72	1.16	(0.41)	—	(0.41)	—	0.75	13.71	8.79	21,314	1.35	1.56	3.10	21
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	(0.32)	—	(1.78)	12.96	(10.21)	21,388	1.36 (10)	1.50	2.54	37
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
Class C
10/1/24 to 3/31/25(8)	$15.80	0.09	(0.03)	0.06	(0.05)	(0.02)	(0.07)	—	(0.01)	$15.79	0.42%	$252	2.11% (12)(13)	2.48%	1.22%	43%
10/1/23 to 9/30/24	13.28	0.29	2.58	2.87	(0.35)	—	(0.35)	—	2.52	15.80	21.93	345	2.10	2.41	2.05	16
10/1/22 to 9/30/23	12.54	0.32	0.71	1.03	(0.29)	—	(0.29)	—	0.74	13.28	8.06	490	2.10	2.38	2.29	21
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	(0.14)	—	(1.67)	12.54	(10.93)	814	2.11 (10)	2.31	1.78	37
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class I
10/1/24 to 3/31/25(8)	$16.30	0.17	(0.04)	0.13	(0.29)	(0.02)	(0.31)	—	(0.18)	$16.12	1.02%	$5,604	1.12% (12)(13)	1.41%	2.22%	43%
10/1/23 to 9/30/24	13.69	0.44	2.66	3.10	(0.49)	—	(0.49)	—	2.61	16.30	23.20	5,823	1.10	1.36	3.04	16
10/1/22 to 9/30/23	12.94	0.48	0.71	1.19	(0.44)	—	(0.44)	—	0.75	13.69	9.02	7,143	1.10	1.32	3.34	21
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	(0.39)	—	(1.82)	12.94	(10.00)	10,797	1.12 (10)	1.27	2.79	37
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
Class R6
10/1/24 to 3/31/25(8)	$16.38	0.20	(0.05)	0.15	(0.36)	(0.02)	(0.38)	—	(0.23)	$16.15	1.12%	$2,609	0.80% (12)(13)	1.29%	2.54%	43%
10/1/23 to 9/30/24	13.79	0.50	2.67	3.17	(0.58)	—	(0.58)	—	2.59	16.38	23.59	2,622	0.78	1.24	3.41	16
10/1/22 to 9/30/23	13.04	0.53	0.72	1.25	(0.50)	—	(0.50)	—	0.75	13.79	9.41	2,190	0.79	1.20	3.67	21
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	(0.41)	—	(1.80)	13.04	(9.73)	2,177	0.80 (10)	1.18	3.14	37
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53

KAR Mid-Cap Core Fund
Class A
10/1/24 to 3/31/25(8)	$59.97	(0.10)	(4.31)	(4.41)	—	—	—	—	(4.41)	$55.56	(7.37) %	$158,224	1.20%	1.27%	(0.34) %	7%
10/1/23 to 9/30/24	50.46	(0.13)	10.97	10.84	—	(1.33)	(1.33)	—	9.51	59.97	21.82	166,293	1.20	1.29	(0.23)	17
10/1/22 to 9/30/23	41.93	(0.05)	8.69	8.64	—	(0.11)	(0.11)	—	8.53	50.46	20.63	111,714	1.21 (10)	1.32	(0.11)	21
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (10)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
Class C
10/1/24 to 3/31/25(8)	$53.38	(0.28)	(3.83)	(4.11)	—	—	—	—	(4.11)	$49.27	(7.70) %	$72,205	1.95%	2.02%	(1.09) %	7%
10/1/23 to 9/30/24	45.38	(0.48)	9.81	9.33	—	(1.33)	(1.33)	—	8.00	53.38	20.91	82,803	1.95	2.04	(0.98)	17
10/1/22 to 9/30/23	38.00	(0.38)	7.87	7.49	—	(0.11)	(0.11)	—	7.38	45.38	19.73	64,053	1.96 (10)	2.07	(0.87)	21
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (10)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
Class I
10/1/24 to 3/31/25(8)	$61.97	(0.03)	(4.46)	(4.49)	—	—	—	—	(4.49)	$57.48	(7.25) %	$2,285,125	0.95%	1.02%	(0.09) %	7%
10/1/23 to 9/30/24	51.97	0.01	11.32	11.33	—	(1.33)	(1.33)	—	10.00	61.97	22.13	2,528,865	0.95	1.03	0.02	17
10/1/22 to 9/30/23	43.07	0.07	8.94	9.01	—	(0.11)	(0.11)	—	8.90	51.97	20.94	1,639,765	0.96 (10)	1.07	0.14	21
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (10)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class R6
10/1/24 to 3/31/25(8)	$62.32	— (11)	(4.49)	(4.49)	—	—	—	—	(4.49)	$57.83	(7.20) %	$145,226	0.87%	0.92%	0.01%	7%
10/1/23 to 9/30/24	52.21	0.06	11.38	11.44	—	(1.33)	(1.33)	—	10.11	62.32	22.24	128,347	0.87	0.94	0.11	17
10/1/22 to 9/30/23	43.24	0.11	8.97	9.08	—	(0.11)	(0.11)	—	8.97	52.21	21.02	45,941	0.88 (10)	0.97	0.21	21
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (10)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19

KAR Mid-Cap Growth Fund
Class A
10/1/24 to 3/31/25(8)	$59.82	(0.14)	(5.55)	(5.69)	—	—	—	—	(5.69)	$54.13	(9.51) %	$247,189	1.27% (9)	1.27%	(0.46) %	16%
10/1/23 to 9/30/24	50.22	(0.40)	10.00	9.60	—	—	—	—	9.60	59.82	19.12	299,317	1.27 (9)	1.27	(0.73)	13
10/1/22 to 9/30/23	43.47	(0.30)	7.05	6.75	—	—	—	—	6.75	50.22	15.53	302,747	1.25 (9)	1.25	(0.61)	13
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	(1.04)	(1.04)	— (11)	(27.90)	43.47	(38.15) (14)	301,043	1.25 (9)(10)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (9)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (9)(15)	1.26	(0.90)	14
Class C
10/1/24 to 3/31/25(8)	$44.90	(0.28)	(4.14)	(4.42)	—	—	—	—	(4.42)	$40.48	(9.84) %	$40,612	2.04% (9)	2.04%	(1.24) %	16%
10/1/23 to 9/30/24	37.99	(0.63)	7.54	6.91	—	—	—	—	6.91	44.90	18.19	50,587	2.04 (9)	2.04	(1.50)	13
10/1/22 to 9/30/23	33.14	(0.51)	5.36	4.85	—	—	—	—	4.85	37.99	14.63	54,318	2.03 (9)	2.03	(1.39)	13
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	(1.04)	(1.04)	— (11)	(21.97)	33.14	(38.65) (14)	59,318	2.05 (9)(10)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (9)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (9)(15)	2.02	(1.65)	14
Class I
10/1/24 to 3/31/25(8)	$62.60	(0.07)	(5.81)	(5.88)	—	—	—	—	(5.88)	$56.72	(9.39) %	$671,688	1.04% (9)	1.04%	(0.24) %	16%
10/1/23 to 9/30/24	52.43	(0.29)	10.46	10.17	—	—	—	—	10.17	62.60	19.40	945,836	1.03 (9)	1.03	(0.50)	13
10/1/22 to 9/30/23	45.29	(0.20)	7.34	7.14	—	—	—	—	7.14	52.43	15.77	1,041,379	1.02 (9)	1.02	(0.39)	13
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	(1.04)	(1.04)	— (11)	(28.85)	45.29	(38.00) (14)	1,134,777	1.01 (9)(10)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (9)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (9)	1.03	(0.66)	14
Class R6
10/1/24 to 3/31/25(8)	$63.43	(0.01)	(5.89)	(5.90)	—	—	—	—	(5.90)	$57.53	(9.30) %	$72,439	0.83%	0.93%	(0.03) %	16%
10/1/23 to 9/30/24	53.02	(0.17)	10.58	10.41	—	—	—	—	10.41	63.43	19.63	89,099	0.83	0.92	(0.30)	13
10/1/22 to 9/30/23	45.71	(0.10)	7.41	7.31	—	—	—	—	7.31	53.02	15.99	90,609	0.82	0.91	(0.19)	13
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	(1.04)	(1.04)	— (11)	(28.97)	45.71	(37.89) (14)	89,056	0.84 (10)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Small-Cap Core Fund
Class A
10/1/24 to 3/31/25(8)	$54.70	0.03	(3.12)	(3.09)	(0.03)	(2.20)	(2.23)	—	(5.32)	$49.38	(5.89) %	$177,903	1.26%	1.26%	0.12%	7%
10/1/23 to 9/30/24	43.66	— (11)	13.12	13.12	(0.21)	(1.87)	(2.08)	—	11.04	54.70	30.83	186,407	1.27	1.27	— (16)	5
10/1/22 to 9/30/23	37.42	0.08	8.84	8.92	(0.07)	(2.61)	(2.68)	—	6.24	43.66	24.88	146,983	1.27	1.27	0.20	10
10/1/21 to 9/30/22	47.98	— (11)	(4.72)	(4.72)	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (10)	1.27	— (16)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
Class C
10/1/24 to 3/31/25(8)	$40.16	(0.11)	(2.26)	(2.37)	—	(2.20)	(2.20)	—	(4.57)	$35.59	(6.24) %	$39,560	1.99%	1.99%	(0.57) %	7%
10/1/23 to 9/30/24	32.61	(0.26)	9.71	9.45	(0.03)	(1.87)	(1.90)	—	7.55	40.16	29.88	57,270	1.99	1.99	(0.72)	5
10/1/22 to 9/30/23	28.70	(0.16)	6.68	6.52	—	(2.61)	(2.61)	—	3.91	32.61	23.98	59,235	1.99	1.99	(0.52)	10
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (10)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
Class I
10/1/24 to 3/31/25(8)	$59.66	0.11	(3.42)	(3.31)	(0.12)	(2.20)	(2.32)	—	(5.63)	$54.03	(5.78) %	$1,365,335	1.00%	1.00%	0.39%	7%
10/1/23 to 9/30/24	47.37	0.14	14.29	14.43	(0.27)	(1.87)	(2.14)	—	12.29	59.66	31.21	1,491,926	1.01	1.01	0.27	5
10/1/22 to 9/30/23	40.33	0.21	9.55	9.76	(0.11)	(2.61)	(2.72)	—	7.04	47.37	25.20	1,146,747	1.00	1.00	0.47	10
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (10)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
Class R6
10/1/24 to 3/31/25(8)	$59.98	0.14	(3.44)	(3.30)	(0.20)	(2.20)	(2.40)	—	(5.70)	$54.28	(5.72) %	$512,462	0.92%	0.92%	0.48%	7%
10/1/23 to 9/30/24	47.62	0.19	14.36	14.55	(0.32)	(1.87)	(2.19)	—	12.36	59.98	31.31	589,332	0.92	0.92	0.36	5
10/1/22 to 9/30/23	40.53	0.25	9.60	9.85	(0.15)	(2.61)	(2.76)	—	7.09	47.62	25.30	388,523	0.92	0.92	0.55	10
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (10)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19

KAR Small-Cap Growth Fund
Class A
10/1/24 to 3/31/25(8)	$34.50	(0.06)	(2.93)	(2.99)	—	(3.43)	(3.43)	—	(6.42)	$28.08	(9.85) %	$333,928	1.37% (9)	1.37%	(0.35) %	12%
10/1/23 to 9/30/24	31.53	(0.20)	4.93	4.73	—	(1.76)	(1.76)	—	2.97	34.50	15.66	402,782	1.38 (9)	1.38	(0.63)	21
10/1/22 to 9/30/23	32.27	(0.20)	4.50	4.30	—	(5.04)	(5.04)	—	(0.74)	31.53	15.15	416,428	1.36 (9)	1.36	(0.62)	7
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (9)(10)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (9)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (9)	1.35	(0.99)	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Cap Growth Fund (Continued)
Class C
10/1/24 to 3/31/25(8)	$27.29	(0.14)	(2.23)	(2.37)	—	(3.43)	(3.43)	—	(5.80)	$21.49	(10.21) %	$66,935	2.10% (9)	2.10%	(1.09) %	12%
10/1/23 to 9/30/24	25.47	(0.34)	3.92	3.58	—	(1.76)	(1.76)	—	1.82	27.29	14.83	103,291	2.10 (9)	2.10	(1.36)	21
10/1/22 to 9/30/23	27.18	(0.35)	3.68	3.33	—	(5.04)	(5.04)	—	(1.71)	25.47	14.31	136,793	2.08 (9)	2.08	(1.36)	7
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (9)(10)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (9)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (9)	2.07	(1.72)	17
Class I
10/1/24 to 3/31/25(8)	$36.34	(0.02)	(3.11)	(3.13)	—	(3.43)	(3.43)	—	(6.56)	$29.78	(9.73) %	$1,649,469	1.11% (9)	1.11%	(0.09) %	12%
10/1/23 to 9/30/24	33.04	(0.12)	5.18	5.06	—	(1.76)	(1.76)	—	3.30	36.34	15.96	2,189,638	1.11 (9)	1.11	(0.36)	21
10/1/22 to 9/30/23	33.50	(0.12)	4.70	4.58	—	(5.04)	(5.04)	—	(0.46)	33.04	15.47	2,534,160	1.09 (9)	1.09	(0.36)	7
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (9)(10)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (9)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (9)	1.09	(0.74)	17
Class R6
10/1/24 to 3/31/25(8)	$36.67	— (11)	(3.15)	(3.15)	—	(3.43)	(3.43)	—	(6.58)	$30.09	(9.70) %	$174,941	1.00% (9)	1.00%	0.01%	12%
10/1/23 to 9/30/24	33.29	(0.08)	5.22	5.14	—	(1.76)	(1.76)	—	3.38	36.67	16.08	227,880	1.00 (9)	1.00	(0.25)	21
10/1/22 to 9/30/23	33.68	(0.08)	4.73	4.65	—	(5.04)	(5.04)	—	(0.39)	33.29	15.61	225,962	0.99 (9)	0.99	(0.23)	7
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (9)(10)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (9)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (9)	0.99	(0.68)	17

KAR Small-Cap Value Fund
Class A
10/1/24 to 3/31/25(8)	$26.30	0.04	(0.86)	(0.82)	(0.12)	(1.06)	(1.18)	—	(2.00)	$24.30	(3.35) %	$92,279	1.21% (9)	1.21%	0.33%	8%
10/1/23 to 9/30/24	21.74	0.12	5.13	5.25	(0.12)	(0.57)	(0.69)	—	4.56	26.30	24.49	100,388	1.21 (9)	1.21	0.50	6
10/1/22 to 9/30/23	20.31	0.12	1.98	2.10	(0.09)	(0.58)	(0.67)	—	1.43	21.74	10.42	88,472	1.21 (9)	1.21	0.53	11
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (9)(10)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (9)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (9)	1.23	0.66	19
Class C
10/1/24 to 3/31/25(8)	$25.17	(0.05)	(0.83)	(0.88)	—	(1.06)	(1.06)	—	(1.94)	$23.23	(3.74) %	$11,116	1.99% (9)	1.99%	(0.44) %	8%
10/1/23 to 9/30/24	20.88	(0.06)	4.92	4.86	—	(0.57)	(0.57)	—	4.29	25.17	23.56	11,994	1.98 (9)	1.98	(0.28)	6
10/1/22 to 9/30/23	19.59	(0.05)	1.92	1.87	—	(0.58)	(0.58)	—	1.29	20.88	9.59	12,289	1.97 (9)	1.97	(0.23)	11
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (9)(10)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (9)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (9)	1.98	(0.08)	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/24 to 3/31/25(8)	$26.42	0.08	(0.87)	(0.79)	(0.19)	(1.06)	(1.25)	—	(2.04)	$24.38	(3.25) %	$636,537	0.98% (9)	0.98%	0.57%	8%
10/1/23 to 9/30/24	21.80	0.18	5.16	5.34	(0.15)	(0.57)	(0.72)	—	4.62	26.42	24.87	614,613	0.96 (9)	0.96	0.74	6
10/1/22 to 9/30/23	20.36	0.17	1.98	2.15	(0.13)	(0.58)	(0.71)	—	1.44	21.80	10.65	572,969	0.98 (9)	0.98	0.78	11
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (9)(10)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (9)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (9)	0.99	0.94	19
Class R6
10/1/24 to 3/31/25(8)	$26.51	0.09	(0.87)	(0.78)	(0.19)	(1.06)	(1.25)	—	(2.03)	$24.48	(3.19) %	$41,829	0.89% (9)	0.89%	0.65%	8%
10/1/23 to 9/30/24	21.91	0.20	5.18	5.38	(0.21)	(0.57)	(0.78)	—	4.60	26.51	24.94	51,597	0.90 (9)	0.90	0.82	6
10/1/22 to 9/30/23	20.39	0.19	1.99	2.18	(0.08)	(0.58)	(0.66)	—	1.52	21.91	10.78	47,355	0.89 (9)	0.89	0.85	11
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (9)(10)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (9)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (9)	0.89	1.01	19

KAR Small-Mid Cap Core Fund
Class A
10/1/24 to 3/31/25(8)	$20.74	(0.03)	(1.34)	(1.37)	—	(0.09)	(0.09)	—	(1.46)	$19.28	(6.63) %	$69,502	1.23% (9)	1.23%	(0.30) %	12%
10/1/23 to 9/30/24	16.49	(0.04)	4.29	4.25	—	—	—	—	4.25	20.74	25.77	71,957	1.25 (9)	1.25	(0.24)	7
10/1/22 to 9/30/23	13.53	(0.05)	3.01	2.96	—	—	—	—	2.96	16.49	21.88	52,713	1.26 (9)(15)	1.26	(0.29)	18
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (9)(10)(15)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
Class C
10/1/24 to 3/31/25(8)	$19.74	(0.10)	(1.27)	(1.37)	—	(0.09)	(0.09)	—	(1.46)	$18.28	(6.97) %	$46,608	1.99% (9)	1.99%	(1.06) %	12%
10/1/23 to 9/30/24	15.81	(0.18)	4.11	3.93	—	—	—	—	3.93	19.74	24.86	50,413	2.01 (9)	2.01	(1.00)	7
10/1/22 to 9/30/23	13.07	(0.16)	2.90	2.74	—	—	—	—	2.74	15.81	20.96	35,836	2.04 (9)(15)	2.03	(1.07)	18
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (9)(10)(15)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (9)(15)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
Class I
10/1/24 to 3/31/25(8)	$21.08	— (11)	(1.37)	(1.37)	—	(0.09)	(0.09)	—	(1.46)	$19.62	(6.53) %	$1,746,820	0.97% (9)	0.97%	(0.04) %	12%
10/1/23 to 9/30/24	16.71	— (11)	4.37	4.37	—	—	—	—	4.37	21.08	26.15	1,875,537	0.99 (9)	0.99	0.02	7
10/1/22 to 9/30/23	13.68	(0.01)	3.04	3.03	—	—	—	—	3.03	16.71	22.15	1,178,304	1.01 (9)(15)	1.01	(0.04)	18
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (9)(10)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (11)	—	— (11)	—	4.31	18.82	29.72	1,168,320	1.02 (9)(15)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class R6
10/1/24 to 3/31/25(8)	$21.17	— (11)	(1.36)	(1.36)	—	(0.09)	(0.09)	—	(1.45)	$19.72	(6.45) %	$227,603	0.89% (9)	0.89%	0.04%	12%
10/1/23 to 9/30/24	16.78	0.02	4.37	4.39	—	—	—	—	4.39	21.17	26.16	227,985	0.90 (9)	0.90	0.11	7
10/1/22 to 9/30/23	13.71	0.01	3.06	3.07	—	—	—	—	3.07	16.78	22.39	66,911	0.92 (9)(15)	0.92	0.09	18
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (9)(10)(15)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (9)(15)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (11)	2.97	2.97	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31

KAR Small-Mid Cap Growth Fund
Class A
10/1/24 to 3/31/25(8)	$11.06	(0.05)	(0.43)	(0.48)	—	—	—	—	(0.48)	$10.58	(4.34) %	$478	1.30%	2.29%	(0.87) %	17%
10/1/23 to 9/30/24	9.10	(0.07)	2.03	1.96	—	—	—	—	1.96	11.06	21.54	613	1.31 (17)	2.13	(0.75)	37
10/1/22 to 9/30/23	7.73	(0.06)	1.43	1.37	—	—	—	—	1.37	9.10	17.72	3,321	1.30	2.25	(0.61)	14
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (10)	2.77	(1.04)	27
12/8/20(18) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (19)
Class C
10/1/24 to 3/31/25(8)	$10.75	(0.09)	(0.41)	(0.50)	—	—	—	—	(0.50)	$10.25	(4.65) %	$20	2.05%	3.03%	(1.63) %	17%
10/1/23 to 9/30/24	8.91	(0.13)	1.97	1.84	—	—	—	—	1.84	10.75	20.65	126	2.06 (17)	2.82	(1.35)	37
10/1/22 to 9/30/23	7.63	(0.12)	1.40	1.28	—	—	—	—	1.28	8.91	16.78	101	2.05	2.92	(1.45)	14
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	(3.00)	7.63	(28.22)	98	2.06 (10)	3.44	(1.77)	27
12/8/20(18) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (19)
Class I
10/1/24 to 3/31/25(8)	$11.17	(0.04)	(0.43)	(0.47)	—	—	—	—	(0.47)	$10.70	(4.21) %	$3,474	1.05%	2.07%	(0.63) %	17%
10/1/23 to 9/30/24	9.17	(0.04)	2.04	2.00	—	—	—	—	2.00	11.17	21.81	3,501	1.06 (17)	1.85	(0.36)	37
10/1/22 to 9/30/23	7.77	(0.04)	1.44	1.40	—	—	—	—	1.40	9.17	18.02	2,715	1.05	1.98	(0.42)	14
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (10)	2.58	(0.76)	27
12/8/20(18) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (19)
Class R6
10/1/24 to 3/31/25(8)	$11.19	(0.03)	(0.44)	(0.47)	—	—	—	—	(0.47)	$10.72	(4.20) %	$3,649	0.99%	1.95%	(0.56) %	17%
10/1/23 to 9/30/24	9.18	(0.03)	2.04	2.01	—	—	—	—	2.01	11.19	21.90	3,805	1.00 (17)	1.72	(0.30)	37
10/1/22 to 9/30/23	7.78	(0.03)	1.43	1.40	—	—	—	—	1.40	9.18	17.99	3,127	0.99	1.86	(0.38)	14
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (10)	2.45	(0.71)	27
12/8/20(18) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (19)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Value Fund
Class A
10/1/24 to 3/31/25(8)	$10.53	0.01	(0.57)	(0.56)	(0.04)	—	(0.04)	—	(0.60)	$9.93	(5.36) %	$1,398	1.17%	2.38%	0.16%	9%
10/1/23 to 9/30/24	8.49	0.04	2.04	2.08	(0.04)	—	(0.04)	—	2.04	10.53	24.61	1,615	1.17	2.29	0.38	8
10/1/22 to 9/30/23	7.77	0.05	0.72	0.77	(0.05)	—	(0.05)	—	0.72	8.49	9.96	1,207	1.17	2.20	0.56	15
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (10)	4.12	0.29	19
8/3/21(18) to 9/30/21	10.00	— (11)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/24 to 3/31/25(8)	$10.42	(0.03)	(0.57)	(0.60)	—	—	—	—	(0.60)	$9.82	(5.76) %	$105	1.92%	3.14%	(0.59) %	9%
10/1/23 to 9/30/24	8.42	(0.04)	2.04	2.00	—	—	—	—	2.00	10.42	23.75	110	1.92	3.05	(0.38)	8
10/1/22 to 9/30/23	7.71	(0.02)	0.73	0.71	—	—	—	—	0.71	8.42	9.21	87	1.92	2.96	(0.20)	15
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	(1.92)	7.71	(19.94)	80	1.93 (10)	4.86	(0.46)	19
8/3/21(18) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/24 to 3/31/25(8)	$10.58	0.02	(0.57)	(0.55)	(0.06)	—	(0.06)	—	(0.61)	$9.97	(5.26) %	$913	0.92%	2.24%	0.41%	9%
10/1/23 to 9/30/24	8.52	0.06	2.07	2.13	(0.07)	—	(0.07)	—	2.06	10.58	25.07	1,142	0.92	2.17	0.61	8
10/1/22 to 9/30/23	7.76	0.07	0.73	0.80	(0.04)	—	(0.04)	—	0.76	8.52	10.29	1,150	0.92	2.07	0.81	15
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (10)	3.89	0.47	19
8/3/21(18) to 9/30/21	10.00	— (11)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
Class R6
10/1/24 to 3/31/25(8)	$10.63	0.03	(0.58)	(0.55)	(0.07)	—	(0.07)	—	(0.62)	$10.01	(5.21) %	$3,478	0.82%	2.11%	0.51%	9%
10/1/23 to 9/30/24	8.56	0.07	2.08	2.15	(0.08)	—	(0.08)	—	2.07	10.63	25.18	3,683	0.82	2.01	0.72	8
10/1/22 to 9/30/23	7.78	0.08	0.73	0.81	(0.03)	—	(0.03)	—	0.78	8.56	10.37	3,313	0.82	1.92	0.90	15
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (10)	3.83	0.63	19
8/3/21(18) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Global Growth Fund
Class A
10/1/24 to 3/31/25(8)	$29.16	(0.08)	(1.35)	(1.43)	—	(6.22)	(6.22)	—	(7.65)	$21.51	(6.15) %	$99,867	1.26% (12)	1.37%	(0.60) %	14%
10/1/23 to 9/30/24	23.54	(0.09)	5.71	5.62	—	—	—	—	5.62	29.16	23.87	121,754	1.27 (12)(20)	1.45	(0.32)	32 (21)
10/1/22 to 9/30/23	19.49	(0.11)	4.70	4.59	—	(0.54)	(0.54)	—	4.05	23.54	23.95	22,363	1.34 (20)	1.46	(0.48)	24
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (10)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (9)	1.36	(0.53)	49
Class C
10/1/24 to 3/31/25(8)	$26.48	(0.15)	(1.20)	(1.35)	—	(6.22)	(6.22)	—	(7.57)	$18.91	(6.51) %	$5,183	2.01% (12)	2.14%	(1.36) %	14%
10/1/23 to 9/30/24	21.54	(0.27)	5.21	4.94	—	—	—	—	4.94	26.48	22.93	7,994	2.02 (12)(20)	2.17	(1.11)	32 (21)
10/1/22 to 9/30/23	18.01	(0.26)	4.33	4.07	—	(0.54)	(0.54)	—	3.53	21.54	23.01	3,726	2.09 (20)	2.18	(1.25)	24
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (9)(10)(15)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class I
10/1/24 to 3/31/25(8)	$29.62	(0.05)	(1.38)	(1.43)	—	(6.22)	(6.22)	—	(7.65)	$21.97	(6.04) %	$53,128	1.01% (12)	1.15%	(0.36) %	14%
10/1/23 to 9/30/24	23.85	(0.02)	5.79	5.77	—	—	—	—	5.77	29.62	24.19	107,559	1.02 (12)(20)	1.19	(0.08)	32 (21)
10/1/22 to 9/30/23	19.69	(0.06)	4.76	4.70	—	(0.54)	(0.54)	—	4.16	23.85	24.27	24,356	1.09 (20)	1.19	(0.26)	24
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (10)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (11)	—	— (11)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
Class R6
10/1/24 to 3/31/25(8)	$30.78	(0.03)	(1.46)	(1.49)	—	(6.22)	(6.22)	—	(7.71)	$23.07	(5.97) %	$79,760	0.91% (12)	1.03%	(0.25) %	14%
10/1/23 to 9/30/24	24.75	— (11)	6.03	6.03	—	—	—	—	6.03	30.78	24.36	101,757	0.90 (12)	1.04	— (16)	32 (21)
10/1/22 to 9/30/23	20.38	(0.01)	4.92	4.91	—	(0.54)	(0.54)	—	4.37	24.75	24.49	60,430	0.90	1.06	(0.05)	24
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (10)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49

Tactical Allocation Fund
Class A
10/1/24 to 3/31/25(8)	$11.94	0.09	(0.23)	(0.14)	(0.10)	(1.23)	(1.33)	—	(1.47)	$10.47	(1.24) %	$586,684	0.99%	1.07%	1.54%	32%
10/1/23 to 9/30/24	9.53	0.15	2.50	2.65	(0.16)	(0.08)	(0.24)	—	2.41	11.94	28.01	634,143	0.99	1.07	1.42	37
10/1/22 to 9/30/23	8.89	0.12	1.22	1.34	(0.12)	(0.58)	(0.70)	—	0.64	9.53	15.81	557,103	0.99	1.07	1.26	23
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (10)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (10)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (9)	1.06	0.68	35
Class C
10/1/24 to 3/31/25(8)	$12.23	0.04	(0.22)	(0.18)	(0.06)	(1.23)	(1.29)	—	(1.47)	$10.76	(1.63) %	$6,802	1.75%	1.88%	0.78%	32%
10/1/23 to 9/30/24	9.75	0.07	2.56	2.63	(0.07)	(0.08)	(0.15)	—	2.48	12.23	27.08	7,866	1.75	1.87	0.65	37
10/1/22 to 9/30/23	9.08	0.05	1.24	1.29	(0.04)	(0.58)	(0.62)	—	0.67	9.75	14.92	9,183	1.75	1.87	0.49	23
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (10)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (10)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (9)(15)	1.78	(0.10)	35
Class I
10/1/24 to 3/31/25(8)	$11.91	0.10	(0.23)	(0.13)	(0.12)	(1.23)	(1.35)	—	(1.48)	$10.43	(1.22) %	$21,815	0.76%	0.87%	1.77%	32%
10/1/23 to 9/30/24	9.50	0.18	2.49	2.67	(0.18)	(0.08)	(0.26)	—	2.41	11.91	28.39	24,000	0.76	0.87	1.65	37
10/1/22 to 9/30/23	8.86	0.14	1.22	1.36	(0.14)	(0.58)	(0.72)	—	0.64	9.50	16.11	22,540	0.76	0.86	1.49	23
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (10)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (10)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (9)	0.82	0.73	35
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Tactical Allocation Fund (Continued)
Class R6
10/1/24 to 3/31/25(8)	$11.89	0.11	(0.23)	(0.12)	(0.13)	(1.23)	(1.36)	—	(1.48)	$10.41	(1.13) %	$1,486	0.60%	0.76%	1.94%	32%
10/1/23 to 9/30/24	9.49	0.20	2.48	2.68	(0.20)	(0.08)	(0.28)	—	2.40	11.89	28.52	1,582	0.60	0.76	1.83	37
10/1/22 to 9/30/23	8.87	0.15	1.22	1.37	(0.17)	(0.58)	(0.75)	—	0.62	9.49	16.26	1,537	0.60	0.77	1.57	23
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (10)	0.70	1.00	24
10/20/20(18) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (10)	0.86	0.70	46 (19)

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	The share class is currently under its expense limitation.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Amount is less than $0.005 per share.
(12)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(13)	Ratios of total expenses excluding interest expense on borrowings for the six months ended March 31, 2025, were 1.35% (Class A), 2.10% (Class C), 1.11% (Class I) and 0.79% (Class R6).
(14)	Payment from affiliates had no impact on total return.
(15)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(16)	Amount is less than 0.005%.
(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.99% (Class R6).
(18)	Inception date.
(19)	Portfolio turnover is representative of the Fund for the entire period.
(20)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(21)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $201,512 and $200,030, respectively. Please see Note 12 in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Global Quality Dividend Fund	$35	$35	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Global Quality Dividend Fund	Money Market Mutual Fund	$629
K.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	$500+ Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Global Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolios)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Global Growth Fund	1.25	2.00	1.00	0.90
Tactical Allocation Fund	0.99	1.75	0.76	0.60
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2025	2026	2027	2028	Total
KAR Capital Growth Fund
Class R6	$ 1	$ 3	$ 3	$ 1	$ 8

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Expiration
Fund	2025	2026	2027	2028	Total
KAR Equity Income Fund
Class A	$69	$153	$156	$88	$466
Class C	3	8	6	3	20
Class I	11	38	21	10	80
Class R6	1	2	2	1	6
KAR Global Quality Dividend Fund
Class A	16	47	55	32	150
Class C	1	2	1	— (1)	4
Class I	10	21	17	8	56
Class R6	5	10	10	6	31
KAR Mid-Cap Core Fund
Class A	43	104	127	59	333
Class C	41	69	65	29	204
Class I	674	1,471	1,764	830	4,739
Class R6	22	29	53	36	140
KAR Mid-Cap Growth Fund
Class R6	49	80	81	39	249
KAR Small-Mid Cap Core Fund
Class R6	—	— (1)	—	—	— (1)
KAR Small-Mid Cap Growth Fund
Class A	3	21	14	3	41
Class C	1	1	1	1	4
Class I	15	21	24	19	79
Class R6	18	26	25	18	87
KAR Small-Mid Cap Value Fund
Class A	6	12	16	10	44
Class C	1	1	1	1	4
Class I	6	10	14	7	37
Class R6	44	35	42	24	145
SGA Global Growth Fund
Class A	9	26	143	65	243
Class C	1	3	10	4	18
Class I	13	26	126	58	223
Class R6	45	102	137	54	338
Tactical Allocation Fund
Class A	229	474	471	237	1,411
Class C	12	12	11	5	40
Class I	22	24	26	13	85
Class R6	— (1)	1	2	1	4
(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2025, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2025, it retained net commissions of $103 for Class A shares and CDSC of $2 and $20 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2025, the Funds incurred administration fees totaling $6,580 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
For the six months ended March 31, 2025, the Funds incurred transfer agent fees totaling $2,946 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2025, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class C	10,000	$98
Class R6	347,067	3,474
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended March 31, 2025, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—27.1%
Dream Finders Homes, Inc.(1)	$123,679	$6,331	$—	$—	$(48,442)	$81,568	3,615,593	$—	$—
Endava plc(1)	57,792	49,864	1,338	(1,837)	(28,194)	76,287	3,910,136	—	—
Enerpac Tool Group Corp.	137,459	—	20,667	3,485	6,786	127,063	2,832,438	131	—
Goosehead Insurance, Inc.(2)	133,960	—	36,974	17,333	(63,237)	—	—	7,642	—
Holley, Inc.(2)	18,276	—	2,782	(6,649)	31,083	—	—	—	—
National Research Corp.	45,903	—	—	—	(20,200)	25,703	2,008,009	482	—
Omega Flex, Inc.	37,931	185	2,781	(1,712)	(9,672)	23,951	688,650	260	—
Onestream, Inc.(1)	100,778	31,579	—	—	(38,984)	93,373	4,375,473	—	—
Revolve Group, Inc.(1)	79,834	—	13,276	470	(8,034)	58,994	2,745,201	—	—
Smith Douglas Homes Corp.(1)	48,885	—	—	—	(23,627)	25,258	1,293,950	—	—
Triumph Financial, Inc.(1)	136,384	—	13,939	3,052	(34,597)	90,900	1,572,659	—	—
Total	$920,881	$87,959	$91,757	$14,142	$(237,118)	$603,097		$8,515	$—

(1)	Non-income producing.
(2)	Issuer is not an affiliated investment of the Fund at March 31, 2025.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the six months ended March 31, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Fund
Affiliated Exchange-Traded Fund—0.2%
Virtus Newfleet ABS/MBS ETF(3)	$—	$1,191	$—	$—	$4	$1,195	49,000	$8	$—
Affiliated Mutual Funds—16.6%
Virtus Newfleet ABS MACS(3),(4)	—	24,976	1,067	2	47	23,958	2,391,020	—	—
Virtus Newfleet CMBS MACS(3),(4)	—	16,778	—	—	28	16,806	1,678,919	—	—
Virtus Newfleet Floating Rate MACS(3),(4)	—	18,593	—	—	(242)	18,351	1,859,244	—	—
Virtus Newfleet High Yield MACS(3),(4)	—	10,327	—	—	(226)	10,101	1,032,891	—	—
Virtus Newfleet RMBS MACS(3),(4)	—	37,520	4,493	19	100	33,146	3,304,658	—	—
	$—	$108,194	$5,560	$21	$(293)	$102,362		$—	$—
Total	$—	$109,385	$5,560	$21	$(289)	$103,557		$8	$—

(1)	The Tactical Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2025, the Fund was the owner of record of 71% of the Virtus Newfleet Commercial Mortgage-Backed Securities Completion Fund, 67% of the Virtus Newfleet Residential Mortgage-Backed Securities Fund, 62% of the Virtus Newfleet Asset-Backed Securities Completion Fund, 60% of the Virtus Newfleet Floating Rate Completion Fund, 45% of the Virtus Newfleet High Yield Completion Fund and the owner of record of less than 10% of the Virtus Newfleet ABS/MBS ETF.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$24,043	$57,025
KAR Equity Income Fund	36,099	42,205
KAR Global Quality Dividend Fund	13,465	13,631
KAR Mid-Cap Core Fund	207,956	200,535
KAR Mid-Cap Growth Fund	198,970	429,994
KAR Small-Cap Core Fund	150,931	206,244
KAR Small-Cap Growth Fund	303,516	793,117

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Purchases	Sales
KAR Small-Cap Value Fund	$66,919	$61,306
KAR Small-Mid Cap Core Fund	254,319	293,300
KAR Small-Mid Cap Growth Fund	1,392	1,304
KAR Small-Mid Cap Value Fund	556	772
SGA Global Growth Fund	40,018	126,056
Tactical Allocation Fund	254,547	192,144
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$8,355	$9,126
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	229	$4,793	499	$8,932	55	$1,149	89	$1,756
Reinvestment of distributions	3,555	71,427	1,620	28,943	134	2,723	141	2,645
Shares repurchased and cross class conversions	(1,475)	(30,993)	(3,364)	(66,811)	(340)	(7,145)	(761)	(14,831)
Net Increase / (Decrease)	2,309	$45,227	(1,245)	$(28,936)	(151)	$(3,273)	(531)	$(10,430)
Class C
Shares sold and cross class conversions	37	$442	57	$674	6	$104	13	$221
Reinvestment of distributions	53	567	20	215	4	63	5	73
Shares repurchased and cross class conversions	(42)	(516)	(71)	(852)	(28)	(492)	(86)	(1,393)
Net Increase / (Decrease)	48	$493	6	$37	(18)	$(325)	(68)	$(1,099)
Class I
Shares sold and cross class conversions	111	$2,507	197	$4,219	22	$465	63	$1,214
Reinvestment of distributions	190	4,110	86	1,626	19	390	18	339
Shares repurchased and cross class conversions	(209)	(4,751)	(370)	(7,486)	(56)	(1,181)	(290)	(5,548)
Net Increase / (Decrease)	92	$1,866	(87)	$(1,641)	(15)	$(326)	(209)	$(3,995)
Class R6
Shares sold and cross class conversions	5	$135	8	$186	11	$237	16	$294
Reinvestment of distributions	9	190	5	93	3	52	3	64
Shares repurchased and cross class conversions	(14)	(336)	(33)	(739)	(22)	(471)	(20)	(389)
Net Increase / (Decrease)	—	$(11)	(20)	$(460)	(8)	$(182)	(1)	$(31)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	737	$11,724	22	$327	417	$24,615	1,082	$59,428
Reinvestment of distributions	49	714	50	704	—	—	58	3,100
Shares repurchased and cross class conversions	(801)	(11,992)	(192)	(2,811)	(342)	(20,104)	(581)	(32,002)
Net Increase / (Decrease)	(15)	$446	(120)	$(1,780)	75	$4,511	559	$30,526
Class C
Shares sold and cross class conversions	—(1)	$2	—(1)	$4	146	$7,701	371	$18,218
Reinvestment of distributions	—(1)	1	1	13	—	—	41	1,931
Shares repurchased and cross class conversions	(6)	(90)	(16)	(232)	(232)	(12,090)	(272)	(13,398)
Net Increase / (Decrease)	(6)	$(87)	(15)	$(215)	(86)	$(4,389)	140	$6,751
Class I
Shares sold and cross class conversions	1	$13	23	$336	5,574	$339,346	18,805	$1,059,809
Reinvestment of distributions	7	110	17	237	—	—	843	46,371
Shares repurchased and cross class conversions	(18)	(281)	(204)	(2,960)	(6,626)	(402,309)	(10,392)	(592,058)
Net Increase / (Decrease)	(10)	$(158)	(164)	$(2,387)	(1,052)	$(62,963)	9,256	$514,122
Class R6
Shares sold and cross class conversions	16	$248	28	$423	708	$43,577	1,498	$85,698
Reinvestment of distributions	3	53	6	83	—	—	23	1,269
Shares repurchased and cross class conversions	(18)	(288)	(33)	(468)	(256)	(15,645)	(341)	(19,681)
Net Increase / (Decrease)	1	$13	1	$38	452	$27,932	1,180	$67,286

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	117	$7,034	398	$21,169	280	$14,981	341	$16,692
Reinvestment of distributions	—	—	—	—	135	7,120	137	6,462
Shares repurchased and cross class conversions	(554)	(33,181)	(1,423)	(78,615)	(220)	(11,814)	(437)	(21,353)
Net Increase / (Decrease)	(437)	$(26,147)	(1,025)	$(57,446)	195	$10,287	41	$1,801
Class C
Shares sold and cross class conversions	21	$951	62	$2,543	9	$347	36	$1,294
Reinvestment of distributions	—	—	—	—	76	2,887	95	3,308
Shares repurchased and cross class conversions	(144)	(6,442)	(365)	(15,164)	(399)	(15,394)	(522)	(18,827)
Net Increase / (Decrease)	(123)	$(5,491)	(303)	$(12,621)	(314)	$(12,160)	(391)	$(14,225)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	910	$57,535	2,769	$158,751	1,292	$75,608	3,240	$172,752
Reinvestment of distributions	—	—	—	—	911	52,306	914	46,872
Shares repurchased and cross class conversions	(4,176)	(258,200)	(7,522)	(431,264)	(1,940)	(112,904)	(3,353)	(177,618)
Net Increase / (Decrease)	(3,266)	$(200,665)	(4,753)	$(272,513)	263	$15,010	801	$42,006
Class R6
Shares sold and cross class conversions	264	$16,834	369	$21,506	472	$27,867	2,714	$145,485
Reinvestment of distributions	—	—	—	—	220	12,659	161	8,306
Shares repurchased and cross class conversions	(409)	(26,055)	(673)	(39,796)	(1,076)	(62,897)	(1,208)	(64,180)
Net Increase / (Decrease)	(145)	$(9,221)	(304)	$(18,290)	(384)	$(22,371)	1,667	$89,611

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	988	$32,106	1,991	$62,443	300	$7,770	304	$7,340
Reinvestment of distributions	1,094	34,829	642	19,845	166	4,256	111	2,657
Shares repurchased and cross class conversions	(1,864)	(60,442)	(4,164)	(129,726)	(485)	(12,585)	(669)	(15,976)
Net Increase / (Decrease)	218	$6,493	(1,531)	$(47,438)	(19)	$(559)	(254)	$(5,979)
Class C
Shares sold and cross class conversions	96	$2,457	352	$8,787	46	$1,161	39	$878
Reinvestment of distributions	469	11,459	360	8,852	20	495	14	316
Shares repurchased and cross class conversions	(1,236)	(30,965)	(2,297)	(57,037)	(64)	(1,603)	(165)	(3,735)
Net Increase / (Decrease)	(671)	$(17,049)	(1,585)	$(39,398)	2	$53	(112)	$(2,541)
Class I
Shares sold and cross class conversions	4,580	$156,768	14,844	$487,435	4,507	$117,642	3,320	$79,250
Reinvestment of distributions	5,398	182,246	3,654	118,750	1,030	26,542	697	16,664
Shares repurchased and cross class conversions	(14,837)	(502,559)	(34,944)	(1,142,255)	(2,691)	(71,402)	(7,034)	(168,383)
Net Increase / (Decrease)	(4,859)	$(163,545)	(16,446)	$(536,070)	2,846	$72,782	(3,017)	$(72,469)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	691	$23,787	2,123	$69,788	64	$1,685	273	$6,676
Reinvestment of distributions	385	13,121	255	8,348	44	1,125	28	660
Shares repurchased and cross class conversions	(1,477)	(50,600)	(2,952)	(97,253)	(345)	(9,325)	(516)	(12,254)
Net Increase / (Decrease)	(401)	$(13,692)	(574)	$(19,117)	(237)	$(6,515)	(215)	$(4,918)

	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	482	$9,868	1,135	$21,068	9	$98	116	$1,113
Reinvestment of distributions	16	311	—	—	—	—	—	—
Shares repurchased and cross class conversions	(363)	(7,378)	(862)	(16,038)	(19)	(208)	(426)	(4,134)
Net Increase / (Decrease)	135	$2,801	273	$5,030	(10)	$(110)	(310)	$(3,021)
Class C
Shares sold and cross class conversions	163	$3,189	858	$15,094	—(1)	$3	1	$5
Reinvestment of distributions	12	226	—	—	—	—	—	—
Shares repurchased and cross class conversions	(179)	(3,442)	(570)	(9,910)	(10)	(102)	(1)	(1)
Net Increase / (Decrease)	(4)	$(27)	288	$5,184	(10)	$(99)	—(1)	$4
Class I
Shares sold and cross class conversions	12,956	$270,039	37,795	$703,032	69	$793	127	$1,240
Reinvestment of distributions	385	7,895	—	—	—	—	—	—
Shares repurchased and cross class conversions	(13,313)	(275,625)	(19,305)	(361,007)	(58)	(649)	(110)	(1,070)
Net Increase / (Decrease)	28	$2,309	18,490	$342,025	11	$144	17	$170
Class R6
Shares sold and cross class conversions	1,699	$35,692	7,973	$146,263	—(1)	$4	7	$63
Reinvestment of distributions	43	887	—	—	—	—	—	—
Shares repurchased and cross class conversions	(969)	(20,142)	(1,193)	(22,501)	(—) (1)	(—) (2)	(8)	(72)
Net Increase / (Decrease)	773	$16,437	6,780	$123,762	—(1)	$4	(1)	$(9)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	KAR Small-Mid Cap Value Fund				SGA Global Growth Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1	$10	11	$107	100	$2,512	140	$3,731
Shares issued-merger (See Note 12)	—	—	—	—	—	—	3,696	102,096
Reinvestment of distributions	—(1)	1	—(1)	1	1,012	23,136	—	—
Shares repurchased and cross class conversions	(14)	(137)	(—) (1)	(1)	(645)	(16,172)	(610)	(16,577)
Net Increase / (Decrease)	(13)	$(126)	11	$107	467	$9,476	3,226	$89,250
Class C
Shares sold and cross class conversions	—(1)	$1	1	$11	5	$118	6	$121
Shares issued-merger (See Note 12)	—	—	—	—	—	—	229	5,774
Reinvestment of distributions	—	—	—	—	77	1,551	—	—
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(1)	(10)	(110)	(2,575)	(107)	(2,660)
Net Increase / (Decrease)	—(1)	$1	—(1)	$1	(28)	$(906)	128	$3,235
Class I
Shares sold and cross class conversions	7	$70	35	$322	305	$8,477	447	$12,242
Shares issued-merger (See Note 12)	—	—	—	—	—	—	3,136	87,854
Reinvestment of distributions	1	5	1	8	731	17,030	—	—
Shares repurchased and cross class conversions	(24)	(241)	(63)	(579)	(2,250)	(59,636)	(972)	(27,103)
Net Increase / (Decrease)	(16)	$(166)	(27)	$(249)	(1,214)	$(34,129)	2,611	$72,993
Class R6
Shares sold and cross class conversions	—(1)	$6	—	$—	37	$935	94	$2,697
Shares issued-merger (See Note 12)	—	—	—	—	—	—	2,261	65,779
Reinvestment of distributions	1	5	1	9	718	17,563	—	—
Shares repurchased and cross class conversions	—	—	(41)	(420)	(604)	(16,613)	(1,490)	(44,283)
Net Increase / (Decrease)	1	$11	(40)	$(411)	151	$1,885	865	$24,193

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Tactical Allocation Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	338	$3,686	517	$5,488
Reinvestment of distributions	6,140	65,013	1,110	12,103
Shares repurchased and cross class conversions	(3,511)	(39,430)	(7,007)	(75,626)
Net Increase / (Decrease)	2,967	$29,269	(5,380)	$(58,035)
Class C
Shares sold and cross class conversions	20	$231	32	$353
Reinvestment of distributions	73	793	11	119
Shares repurchased and cross class conversions	(104)	(1,178)	(342)	(3,830)
Net Increase / (Decrease)	(11)	$(154)	(299)	$(3,358)
Class I
Shares sold and cross class conversions	192	$2,125	405	$4,293
Reinvestment of distributions	246	2,600	52	570
Shares repurchased and cross class conversions	(362)	(4,030)	(814)	(8,768)
Net Increase / (Decrease)	76	$695	(357)	$(3,905)
Class R6
Shares sold and cross class conversions	15	$174	26	$281
Reinvestment of distributions	17	180	4	39
Shares repurchased and cross class conversions	(22)	(241)	(59)	(616)
Net Increase / (Decrease)	10	$113	(29)	$(296)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of March 31, 2025, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	19%	1
KAR Mid-Cap Core Fund	51	4
KAR Mid-Cap Growth Fund	36	3
KAR Small-Cap Core Fund	28	2
KAR Small-Cap Growth Fund	26	2
KAR Small-Cap Value Fund	40	2
KAR Small-Mid Cap Core Fund	49	3
KAR Small-Mid Cap Growth Fund	67	2*
KAR Small-Mid Cap Value Fund	94	4*
SGA Global Growth Fund	15	1
*	Includes affiliated shareholder account(s).

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	28%
KAR Mid-Cap Core Fund	Financials	28
KAR Mid-Cap Core Fund	Industrials	39
KAR Mid-Cap Growth Fund	Consumer Discretionary	25
KAR Mid-Cap Growth Fund	Information Technology	26
KAR Small-Cap Core Fund	Financials	27
KAR Small-Cap Core Fund	Industrials	44
KAR Small-Cap Growth Fund	Financials	36

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Sector	Percentage of Total Investments
KAR Small-Cap Value Fund	Financials	27
KAR Small-Cap Value Fund	Industrials	37
KAR Small-Mid Cap Core Fund	Industrials	29
KAR Small-Mid Cap Growth Fund	Industrials	34
KAR Small-Mid Cap Value Fund	Industrials	39
SGA Global Growth Fund	Information Technology	36
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations. This Credit Agreement has a scheduled termination date of July 3, 2025, however, the Funds may request at any time and from time to time to extend the termination date by 364 days.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Capital Growth Fund	$1	$3,900	5.40%	1
KAR Global Quality Dividend Fund	2	5,663	5.39	2
KAR Mid-Cap Growth Fund	—(1)	2,400	5.39	1
SGA Global Growth Fund	5	4,838	5.54	7
(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 245,405	$ 355,410	$ (12,299)	$ 343,111
KAR Equity Income Fund	96,006	23,698	(2,763)	20,935
KAR Global Quality Dividend Fund	24,852	7,106	(745)	6,361
KAR Mid-Cap Core Fund	2,068,960	640,966	(77,274)	563,692
KAR Mid-Cap Growth Fund	615,989	440,413	(28,817)	411,596
KAR Small-Cap Core Fund	1,174,855	892,908	(25,733)	867,175
KAR Small-Cap Growth Fund	1,650,747	701,698	(202,410)	499,288
KAR Small-Cap Value Fund	443,985	319,737	(6,044)	313,693
KAR Small-Mid Cap Core Fund	1,751,974	389,968	(88,009)	301,959
KAR Small-Mid Cap Growth Fund	5,840	1,665	(294)	1,371
KAR Small-Mid Cap Value Fund	4,752	1,138	(244)	894
SGA Global Growth Fund	179,983	65,004	(9,562)	55,442
Tactical Allocation Fund	493,581	135,165	(26,474)	108,691
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Equity Income Fund	$16	$—
KAR Mid-Cap Core Fund	1,802	511
KAR Mid-Cap Growth Fund	44,790	23,314
KAR Small-Mid Cap Growth Fund	300	573
KAR Small-Mid Cap Value Fund	34	104
Tactical Allocation Fund	24,371	—
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Vontobel Global Opportunities Fund, (the “Acquired Fund”), a series of the Virtus Opportunities Trust, and the Virtus SGA Global Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	6,269	3,696	$102,096
Class C Shares	490	229	5,774
Class I Shares	5,328	3,136	87,854
Class R6 Shares	3,949	2,261	65,780
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$261,504	$108,574	$129,294
The net assets of the Acquiring Fund immediately following the acquisition were $390,798.
Assuming the acquisition had been completed on October 1, 2023, the SGA Global Growth Fund’s pro-forma results of operations for the year ended September 30, 2024 would have been as follows:
Net investment income (loss)	$(484)(a)
Net realized and unrealized gain (loss) on investments	77,558 (b)
Net increase (decrease) in net assets resulting from operations	$77,074
(a) $(386), as reported in the Statement of Operations, plus $(98) net investment loss from the Acquired Fund pre-merger.
(b) $38,904, as reported in the Statement of Operations, plus $38,654 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited)
March 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended March 31, 2025, the Funds incurred independent Trustee’s fees totaling $556 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”), with respect to each Fund, and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small Mid-Cap Growth Fund, Virtus KAR Small Mid-Cap Value Fund and Virtus Tactical Allocation Fund (domestic equity portion and international equity portion only); among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), acting through its division Newfleet Asset Management, with respect to Virtus Tactical Allocation Fund (fixed income portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”) with respect to Virtus SGA Global Growth Fund (each of KAR, VFIA and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2024, October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted questions to management and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Nature, Extent and Quality of Services
In response to Independent Trustee request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus KAR Capital Growth Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the first quarter and 1-year period. The Board also noted the Fund underperformed both the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1- and 10-year periods, fifth quintile for the 3-year period, and fourth quintile for the 5-year period.
Virtus KAR Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1- and 3-year periods, fourth quintile for the 5-year period, and second quintile for the 10-year period.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter and 1-year period and outperformed the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1-year period and first quintile for the 3-, 5-, and 10-year periods.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the first quarter and 3- year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period, fourth quintile for the 3-year period, third quintile for the 5-year period, and first quintile for the 10-year period.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the first quarter. The Board also noted that the Fund outperformed its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter and 1-year periods and outperformed its benchmark for the 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-year period, third quintile for the 3- and 5-year periods and first quintile for the 10-year period.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the first quarter period. The Board also noted that the Fund outperformed its benchmark for the first quarter, 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-, 3- and 5-year periods and third quintile for the 10-year period.
Virtus KAR Small-Mid Cap Core Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the first quarter, 1-, 3- and 5-year periods.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1-year period, second quintile for the 3-year period and first quintile for the 5-year period.
Virtus KAR Small Mid-Cap Growth Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter and 1-year periods and outperformed both the median of its Performance Universe and its benchmark for the 3-year period.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-year period and third quintile for the 3-year period.
Virtus KAR Small Mid-Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods. The Board also noted that the Fund outperformed its benchmark for the first quarter period and underperformed its benchmark for the 1-year period.
The Board also noted that the Fund’s performance was in the fourth quintile of the for the 1-year period.
Virtus SGA Global Growth Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter, 1-, 3-, and 5-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 10-year period.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period, fifth quintile for the 3- and 5-year periods, and first quintile for the 10-year period.
Virtus Tactical Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the first quarter, 1- and 5-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the first quarter and 1-year periods and underperformed its benchmark for the 3- and 5-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-year period, fifth quintile for the 3-year period and second quintile for the 5-year period.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance, and/or actions taken to address the underperformance, was satisfactory.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, highest in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also considered information containing comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees.
The Board also noted that each of the Funds, with the exception of Virtus KAR Small-Cap Core Fund, had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus KAR Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Group and the net total expenses were above the median of the Expense Group.
Virtus KAR Small-Mid Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group
Virtus KAR Small Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR Small Mid-Cap Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus SGA Global Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Virtus Tactical Allocation Fund. The Board considered that the Fund’s net management fee was in the second quintile and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense limitations were also in place for the Funds, with the exception of Virtus KAR Small-Cap Core Fund. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each applicable Fund’s expense limitations through January 31, 2026. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA and its affiliates, including (but not limited to): (a)the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8029	05-25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies..

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)
Date 6/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/2/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 5/30/2025

*	Print the name and title of each signing officer under his or her signature.